UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Global Allocation Fund, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this share-
holder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous nat-
ural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earn-
ings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in
2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a steady rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	16.36%	17.22%
US small cap equities (Russell 2000® Index)	23.73	22.20
International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18
Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.
As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2011

Investment Objective

BlackRock Global Allocation Fund, Inc.’s (the “Fund”) investment objective is to provide high total investment return through a fully managed invest-
ment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total return means the combination of capital appreciation and investment income.

Portfolio Management Commentary

How did the Fund perform?

• For the six-month period ended April 30, 2011, the Fund outper-
formed its reference benchmark, which is comprised of the S&P
500® Index (36%), FTSE World Index (ex-US) (24%), BofA Merrill
Lynch Current 5-Year US Treasury Index (24%), and Citigroup
Non-US Dollar World Government Bond Index (16%) (the “Reference
Benchmark”), and underperformed the broad-based all-equity bench-
mark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, the Reference Benchmark provides a truer repre-
sentation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark.

What factors influenced performance?

• The Fund’s overweight relative to the Reference Benchmark in equi-
ties contributed to performance. Within equities, stock selection in the United States and Japan contributed positively. From a sector perspective, the Fund benefited from an overweight and stock selec-
tion in energy, as well as stock selection in health care and informa-
tion technology (“IT”).

• In addition, the Fund’s underweight relative to the Reference
Benchmark in fixed income was beneficial to performance. Within the fixed income portion of the Fund, an overweight in Brazil and security selection in the United States had a positive impact.

• Negative factors during the period included overweight equity alloca-
tions to India and Brazil and stock selection in Hong Kong and South
Korea. On a sector basis, stock selection in industrials and consumer discretionary detracted from performance. Additionally, an overweight position in cash and cash equivalents had a negative impact as mar-
kets generally advanced over the period.

Describe recent Fund activity.

• During the six-month period, the Fund’s overall equity allocation increased from 62% of net assets to 65%. Within equities, the Fund increased its weightings in Europe and Asia and modestly reduced its weighting in the United States. The Fund increased its sector weight-
ings in energy and consumer discretionary, along with modest increases in materials, health care, IT, utilities, telecommunication services (“telecom”) and industrials.

• The Fund’s allocation to fixed income decreased over the period from
30% of net assets to 27%. In the fixed income segment, the Fund reduced exposure to nominal US Treasury securities, US dollar-
denominated foreign convertible bonds, US convertible bonds and
US dollar-denominated foreign corporate bonds. These reductions were partially offset by increased exposure to sovereign debt in Latin
America and Asia.

• Reflecting the changes in the Fund’s overall allocations to the equity and fixed income asset classes during the period, the Fund’s cash and cash equivalent holdings remained at 8%.

Describe Fund positioning at period end.

• Relative to its Reference Benchmark, the Fund ended the period overweight in equities, significantly underweight in fixed income and overweight in cash and cash equivalents. Within equities, the Fund was underweight in the United States and Europe and overweight in
Asia (most notably in Japan) and Brazil. On a sector basis, the Fund was overweight in materials, energy, telecom, health care and IT, and underweight in financials, consumer discretionary, consumer staples and industrials.

• Within fixed income, the Fund was underweight in nominal US
Treasuries, sovereign debt in Asia (most notably in Japan) and
Europe, and overweight sovereign debt in Latin America. In addition, the Fund was overweight in convertible bonds and corporate debt.

• With respect to currency exposure, the Fund was underweight in the
US dollar, euro and Japanese yen, and overweight in the Brazilian real, Russian ruble, Swiss franc and Canadian dollar, along with sev-
eral Asian currencies, including the Singapore dollar, Malaysian ring-
git and Indian rupee.

• At period end, the Fund was overweight relative to the Reference
Benchmark in cash and cash equivalents. During the period, cash helped to mitigate portfolio volatility as it served as a source of funds for new investments. In addition, the Fund’s overweight in cash rela-
tive to the Reference Benchmark keeps the overall portfolio duration
(sensitivity to interest rates) relatively low.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Total Return Based on a $10,000 Investment

[1] Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
[2] The Fund invests in a portfolio of US and foreign equity securities, debt and money market securities, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
[3] This broad-based capitalization-weighted index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
[4] The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500® Index; 24% FTSE World Index
(Ex-US); 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.
Descriptions of these indexes can be found in the footnotes below.

Performance Summary for the Period Ended April 30, 2011

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	10.49%	15.14%	N/A	7.34%	N/A	9.27%	N/A
Investor A	10.34	14.81	8.78%	7.06	5.91%	8.99	8.40%
Investor B	9.88	13.89	9.39	6.20	5.88	8.30	8.30
Investor C	9.91	13.97	12.97	6.24	6.24	8.15	8.15
Class R	10.20	14.40	N/A	6.71	N/A	8.72	N/A
FTSE World Index	14.87	19.09	N/A	3.65	N/A	5.18	N/A
Reference Benchmark	8.85	15.16	N/A	5.52	N/A	5.98	N/A
US Stocks: S&P 500® Index[6]	16.36	17.22	N/A	2.95	N/A	2.82	N/A
Non-US Stocks: FTSE World Index
(Ex-US)[7]	13.84	20.81	N/A	4.00	N/A	7.51	N/A
US Bonds: BofA Merrill Lynch Current
5-Year US Treasury Index[8]	(1.87)	5.63	N/A	6.80	N/A	5.49	N/A
Non-US Bonds: Citigroup Non-US Dollar
World Government Bond Index[9]	1.46	13.83	N/A	8.01	N/A	8.50	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
6 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
7 This unmanaged capitalization-weighted index is comprised of 1,631 companies in 28 countries, excluding the United States.
8 This unmanaged index is designed to track the total return of the current coupon five-year U.S. Treasury bond.
9 This unmanaged market capitalization-weighted index tracks 10 government bond indexes, excluding the United States.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available through exchanges and dividend reinvestment by existing shareholders or for pur-
chase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and trans-
fer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advi-
sor waived a portion of its fee. Without such waiver, the Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and
(b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense exam-
ple below (which is based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number cor-
responding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help sharehold-
ers determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	November 1, 2010	April 30, 2011	During the Period[1]	November 1, 2010	April 30, 2011	During the Period[1]	Expense Ratio
Institutional	$1,000.00	$1,104.90	$4.02	$1,000.00	$1,020.98	$3.86	0.77%
Investor A	$1,000.00	$1,103.40	$5.48	$1,000.00	$1,019.59	$5.26	1.05%
Investor B	$1,000.00	$1,098.80	$9.73	$1,000.00	$1,015.53	$9.35	1.87%
Investor C	$1,000.00	$1,099.10	$9.37	$1,000.00	$1,015.87	$9.00	1.80%
Class R	$1,000.00	$1,102.00	$7.14	$1,000.00	$1,018.01	$6.85	1.37%

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Portfolio Information as of April 30, 2011

Percent of Long-Term
Ten Largest Holdings (Equity Investments)	Investments
SPDR Gold Trust	2%
Exxon Mobil Corp.	1
Apple, Inc.	1
Microsoft Corp.	1
Petroleo Brasileiro SA — ADR	1
International Business Machines Corp.	1
Chevron Corp.	1
General Electric Co.	1
Johnson & Johnson	1
Bristol-Myers Squibb Co.	1

Percent of Long-Term
Geographic Allocation	Investments
United States	52%
Japan	7
United Kingdom	5
Brazil	4
Germany	4
Canada	4
Singapore	2
South Korea	2
France	2
Australia	2
India	2
China	2
Malaysia	2
Switzerland	2
Russia	2
Other[1]	6

1 Includes holdings within countries that are 1% or less of long-term investments.
Please refer to the Consolidated Schedule of Investments of such countries.

Overall Asset Exposure
	Percent of Fund’s Net Assets		Reference Benchmark[5]
	4/30/11	10/31/10	Percentages
US Equities	34%[2]	34%[2]	36%
European Equities	10[2]	8[2]	12
Asia Pacific Equities	15[2]	14[2]	8
Other Equities	6	6	4
Total Equities	65[3]	62[3]	60
US Dollar Denominated Fixed Income Securities	17	20	24
US Issuers	14	16	—
Non-US Issuers	3	4	—
Non-US Dollar Denominated Fixed Income Securities	10	10	16
Total Fixed Income Securities	27	30	40
Cash & Short-Term Securities[4]	8	8	—

2 Includes value of financial futures contracts.
3 Includes Preferred Stock.
4 Cash & Short-Term Securities are reduced by the market (or nominal) value of long financial futures contracts.
5 The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500® Index; 24% FTSE World Index (Ex-US); 24% BofA Merrill Lynch
Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index. Descriptions of these indexes are found on page 5 of this report to shareholders in the “Performance Summary” section.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, includ-
ing financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Notes to Consolidated
Financials Statements, which may constitute forms of economic lever-
age. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	7

Consolidated Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Banco Macro Bansud SA — ADR	199,700	$ 7,386,903
Cresud S A Sponsored — ADR	536,600	9,342,206
IRSA Inversiones y Representaciones SA — ADR	624,300	7,909,881
Pampa Energia SA — ADR	646,600	9,989,970
Telecom Argentina Stet-France
Telecom SA — ADR (a)	200,700	4,579,974
Tenaris SA — ADR	122,330	6,213,141
		45,422,075
Australia — 1.3%
Asciano Ltd.	6,038,700	10,962,951
BHP Billiton Ltd.	5,235,651	265,077,726
CSL Ltd.	1,649,034	62,226,862
Newcrest Mining Ltd.	3,930,722	179,023,254
Rio Tinto Ltd.	1,498,957	135,693,451
Telstra Corp. Ltd.	8,203,767	26,203,572
Woodside Petroleum Ltd.	592,300	30,457,489
		709,645,305
Austria — 0.0%
Telekom Austria AG	916,254	14,163,767
Belgium — 0.1%
RHJ International (b)(c)	4,080,524	33,906,153
RHJ International — ADR (a)(b)(c)	899,200	7,471,691
		41,377,844
Brazil — 2.2%
All America Latina Logistica SA	2,336,460	19,247,725
Banco do Brasil SA	464,000	8,523,773
Banco Santander Brasil SA	1,752,400	20,273,125
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, Preference 'A' Shares	2,290,791	101,638,197
Cia Energetica de Minas Gerais — ADR	808,752	16,878,654
Companhia Brasileira de Distribuicao Group
Pao de Acucar — ADR (b)	11,288	500,828
Cosan Ltd.	3,620,200	45,071,490
Cyrela Brazil Realty SA	4,572,600	48,452,353
Hypermarcas SA	11,221,500	150,433,152
Itau Unibanco Holding SA, Preference Shares	2,053,600	47,972,159
MRV Engenharia e Participacoes SA	5,364,400	46,817,450
OGX Petroleo e Gas Participacoes SA (b)	2,207,400	23,319,977
Petroleo Brasileiro SA — ADR	12,183,424	406,560,859
SLC Agricola SA	3,688,200	46,372,105
Usinas Siderurgicas de Minas Gerais SA,
Preference 'A' Shares	1,046,300	10,707,749
Vale SA, Preference 'A' Shares	3,451,400	101,159,455
Vivo Participacoes SA — ADR	3,022,275	126,361,318
		1,220,290,369
Canada — 2.7%
Agrium, Inc.	37,152	3,359,655
Alamos Gold, Inc.	2,870,510	48,178,089

Common Stocks	Shares	Value
Canada (concluded)
BCE, Inc.	122,500	$ 4,585,175
Barrick Gold Corp.	3,883,340	198,089,173
Canadian Natural Resources Ltd.	1,699,400	79,803,824
Canadian Pacific Railway Ltd.	698,846	46,291,559
Canadian Pacific Railway Ltd.	733,419	48,641,381
Cenovus Energy, Inc.	348,900	13,415,401
Cenovus Energy, Inc.	43,100	1,655,040
Daylight Energy Ltd.	5,123,220	58,804,808
Eldorado Gold Corp.	6,566,457	122,216,676
Goldcorp, Inc.	3,907,987	218,182,914
IAMGOLD Corp.	4,725,114	98,046,116
IAMGOLD, International African Mining Gold Corp.	2,147,469	44,644,840
Kinross Gold Corp.	2,067,779	32,753,619
Kinross Gold Corp.	7,531,264	119,398,573
Magna International, Inc., Class A	113,200	5,801,500
Potash Corp. of Saskatchewan, Inc.	556,210	31,359,120
Research In Motion Ltd. (b)	92,300	4,490,395
Rogers Communications, Inc., Class B	149,700	5,665,864
Rogers Communications, Inc., Class B	922,000	34,879,260
Silver Wheaton Corp.	2,378,000	96,594,360
Sino-Forest Corp. (b)	2,844,690	70,685,052
Suncor Energy, Inc.	1,005,590	46,349,712
TELUS Corp.	382,670	20,165,858
Talisman Energy, Inc.	1,116,570	26,965,729
Teck Resources Ltd., Class B	102,320	5,550,860
Viterra, Inc.	1,158,800	13,925,441
		1,500,499,994
Chile — 0.1%
Banco Santander Chile SA — ADR	183,400	16,797,606
E.CL SA	10,567,100	28,567,545
Sociedad Quimica y Minera de
Chile SA — ADR	450,700	27,506,221
		72,871,372
China — 1.3%
Beijing Enterprises Holdings Ltd.	20,405,032	108,672,676
CSR Corp. Ltd.	10,013,000	11,065,928
Chaoda Modern Agriculture Holdings Ltd.	77,058,694	48,110,024
China BlueChemical Ltd.	27,223,600	22,184,118
China Huiyan Juice Group Ltd.	6,318,300	4,150,807
China Life Insurance Co. Ltd.	7,213,300	25,783,359
China Life Insurance Co. Ltd. — ADR	501,400	26,920,166
China Mobile Ltd.	14,054,900	129,283,762
China Shenhua Energy Co. Ltd., Class H	6,593,383	30,795,591
China Telecom Corp., Ltd.	33,372,400	19,417,607
China Unicom Ltd.	13,017,300	26,624,137
Dongfeng Motor Group Co. Ltd.	8,589,500	13,442,792
Guangshen Railway Co. Ltd.	40,591,600	16,121,096
Guangzhou Automobile Group Co. Ltd.	22,017,479	24,910,363
Jiangsu Express	7,516,200	7,972,540
Mindray Medical International Ltd. — ADR	268,900	7,187,697
Ping An Insurance Group Co. of China Ltd.	2,045,300	22,299,832

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		CAD	Canadian Dollar	JPY	Japanese Yen	NOK	Norwegian Krone
Consolidated Schedule of Investments, the names		CHF	Swiss Franc	KRW	South Korean Won	NZD	New Zealand Dollar
and descriptions of many of the securities have		CNY	Chinese Yuan	LIBOR	London Inter-Bank	PLN	Polish Zloty
been abbreviated according to the following list:		CZK	Czech Republic Krona		Offered Rate	SGD	Singapore Dollar
		ETF	Exchange-Traded Fund	MosPrime Moscow Prime Offered		SPDR	Standard & Poor’s
ADR	American Depositary Receipts	EUR	Euro		Rate		Depositary Receipts
AUD	Australian Dollar	GBP	British Pound	MSCI	Morgan Stanley Capital	THB	Thai Baht
BRL	Brazilian Real	GDR	Global Depositary Receipts		International	TRY	Turkish Lira
		HKD	Hong Kong Dollar	MXN	Mexican Neuvo Peso	TWD	Taiwan Dollar
		IDR	Indonesian Rupiah	MYR	Malaysian Ringgit	USD	US Dollar
See Notes to Consolidated Financial Statements.						ZAR	South African Rand

8 BLACKROCK GLOBAL ALLOCATION FUND, INC. APRIL 30, 2011

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
Sinopharm Group Co.	17,106,200	$ 59,370,638
Tianjin Development Holdings Ltd. (b)(c)	83,616,443	62,937,030
Tianjin Port Development Holdings Ltd.	137,971,400	32,036,232
Xiamen International Port Co. Ltd.	38,376,400	8,164,978
Zhongsheng Group Holdings Ltd. (b)	15,228,100	28,589,101
		736,040,474
Czech Republic — 0.1%
CEZ AS	764,397	43,849,808
Egypt — 0.1%
Telecom Egypt	11,205,827	30,748,366
Finland — 0.2%
Fortum Oyj	2,364,912	81,421,000
Nokia Oyj — ADR	353,000	3,258,190
		84,679,190
France — 1.5%
Atos Origin SA (b)	5,022	309,421
BNP Paribas SA	917,990	72,571,359
Cie Generale d'Optique Essilor International SA	1,290,091	108,022,461
France Telecom SA	1,661,960	38,947,023
GDF Suez	3,390,900	138,651,667
LVMH Moet Hennessy Louis Vuitton SA	420,700	75,531,409
Sanofi – Aventis	1,023,570	80,981,935
Sanofi – Aventis — ADR	140,128	5,537,859
Societe Generale SA	364,540	24,361,444
Technip SA	154,520	17,434,528
Total SA	1,641,239	105,107,391
Total SA — ADR	1,551,200	99,633,576
Vivendi SA	2,558,080	80,208,506
		847,298,579
Germany — 1.4%
Allianz AG, Registered Shares	251,410	39,499,369
BASF SE (b)	1,176,290	120,786,270
Bayer AG	795,785	69,865,710
Bayer AG — ADR	31,000	2,661,350
Bayerische Motoren Werke AG	286,010	26,927,490
Beiersdorf AG	98,760	6,431,870
Daimler AG	1,039,010	80,301,437
Deutsche Bank AG, Registered Shares	642,460	41,843,030
Deutsche Telekom AG — ADR (b)	263,100	4,367,460
Infineon Technologies AG	2,835,280	32,145,088
Kabel Deutschland Holding AG (b)	861,030	53,787,472
Lanxess	297,190	27,191,231
Muenchener Rueckversicherungs AG,
Registered Shares	134,500	22,202,511
Siemens AG	800,540	116,445,745
Volkswagen AG, Preference Shares (b)	623,990	122,812,719
		767,268,752
Hong Kong — 0.6%
AIA Group Ltd. (b)	6,290,600	21,215,006
Cheung Kong Holdings Ltd.	2,595,700	40,966,509
Cheung Kong Infrastructure Holdings Ltd.	4,838,400	23,603,148
China Dongxiang Group Co.	34,060,157	11,921,408
China Gas Holdings Ltd.	5,532,700	2,144,535
China Resources Gas Group Ltd.	13,130,000	19,140,181
HSBC Holdings Plc, Hong Kong Registered	2,685,600	29,224,622
Hutchison Whampoa Ltd.	4,587,897	52,469,556
The Link Real Estate Investment Trust	26,494,083	83,499,516
Mongolian Mining Corp. (b)	13,905,300	16,326,108
Ports Design Ltd.	90,500	249,708

Common Stocks	Shares	Value
Hong Kong (concluded)
Shougang Concord International
Enterprises Co. Ltd. (b)	44,371,300	$ 5,904,211
Wharf Holdings Ltd.	6,708,432	49,228,317
		355,892,825
India — 0.8%
Adani Enterprises Ltd.	3,710,000	52,544,985
Adani Power Ltd. (b)	16,680,884	42,540,170
Bharat Heavy Electricals Ltd.	1,909,010	86,474,041
Container Corp. of India	331,740	8,586,647
Housing Development Finance Corp.	5,868,110	93,874,217
Larsen & Toubro Ltd.	737,800	26,659,494
Reliance Industries Ltd.	2,915,370	64,830,496
State Bank of India Ltd.	1,041,640	66,192,697
		441,702,747
Indonesia — 0.1%
Bumi Resources Tbk PT	146,794,933	58,986,321
Telekomunikasi Indonesia Tbk PT	16,586,600	14,950,274
		73,936,595
Israel — 0.2%
Check Point Software Technologies Ltd. (b)	131,300	7,212,309
Teva Pharmaceutical Industries Ltd. — ADR	2,035,930	93,103,079
		100,315,388
Italy — 0.5%
Assicurazioni Generali SpA	1,047,899	25,112,231
Enel SpA	8,230,800	58,696,707
Eni SpA	2,766,030	74,056,795
Intesa Sanpaolo SpA	8,408,096	27,927,147
Telecom Italia SpA	13,948,170	20,972,912
Unicredit SpA	26,323,320	67,790,886
		274,556,678
Japan — 6.1%
Aisin Seiki Co., Ltd.	906,190	31,962,876
Asahi Kasei Corp.	1,332,900	9,213,332
Astellas Pharma, Inc.	653,370	24,954,311
The Bank of Kyoto Ltd.	1,710,880	15,854,833
Bridgestone Corp.	1,480,200	32,692,310
Canon, Inc.	1,856,019	87,404,681
Daihatsu Motor Co., Ltd.	1,819,130	29,385,496
Dainippon Pharma Co., Ltd.	86,200	828,880
Daiwa House Industry Co., Ltd.	1,961,630	23,767,507
Denso Corp.	1,229,980	41,163,072
East Japan Railway Co.	1,950,765	108,424,545
Fanuc Ltd.	222,980	37,326,729
Fuji Heavy Industries Ltd.	9,319,190	69,365,255
Futaba Industrial Co., Ltd.	1,950,550	11,182,237
Hitachi Chemical Co., Ltd.	1,518,700	31,302,530
Hitachi Ltd.	4,275,800	23,207,884
Hokkaido Coca-Cola Bottling Co., Ltd.	70,300	343,270
Honda Motor Co., Ltd.	1,972,481	75,830,302
Hoya Corp.	2,624,517	56,525,819
Inpex Corp.	14,984	115,193,767
JGC Corp.	2,721,630	68,139,753
JSR Corp.	646,500	13,601,093
Japan Real Estate Investment Corp.	970	9,602,036
Japan Retail Fund Investment Corp.	1,895	3,063,665
KDDI Corp.	15,504	103,505,917
Kinden Corp.	2,035,300	17,351,291
Kirin Holdings Co., Ltd.	3,686,610	51,875,628
Komatsu Ltd.	1,173,000	41,359,273
Kubota Corp.	8,365,510	80,209,831
Kuraray Co., Ltd.	2,554,720	37,215,892

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	9

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Kyowa Hakko Kirin Co. Ltd.	2,829,900	$ 28,236,351
MS&AD Insurance Group Holdings, Inc.	3,228,962	75,615,386
Marubeni Corp.	3,515,700	25,684,401
Mikuni Coca-Cola Bottling Co., Ltd.	122,700	1,106,411
Mitsubishi Corp.	5,855,030	158,833,339
Mitsubishi Tanabe Pharma Corp.	1,340,900	22,244,927
Mitsubishi UFJ Financial Group, Inc.	9,715,380	46,629,828
Mitsui & Co., Ltd.	6,841,334	121,742,152
Mitsui Fudosan Co., Ltd.	1,153,700	20,022,714
Mitsui OSK Lines Ltd.	3,395,010	18,935,746
Murata Manufacturing Co., Ltd.	743,340	53,687,245
NGK Insulators Ltd.	1,763,400	30,597,167
NKSJ Holdings, Inc.	9,040,050	58,264,714
NTT DoCoMo, Inc.	100,614	186,676,702
NTT Urban Development Co.	12,500	10,371,849
Nintendo Co., Ltd.	84,720	20,045,950
Nippon Building Fund, Inc.	1,261	12,691,410
Nippon Electric Glass Co.	1,999,890	30,279,691
Nippon Telegraph & Telephone Corp.	1,334,150	62,167,876
Okumura Corp.	6,983,620	27,317,352
Rinnai Corp.	421,875	28,001,245
Rohm Co., Ltd.	521,700	31,419,941
Sekisui House Ltd.	5,696,080	55,216,234
Seven & I Holdings Co., Ltd.	1,255,224	31,589,099
Shin-Etsu Chemical Co., Ltd.	2,067,840	107,575,963
Shionogi & Co., Ltd.	1,536,240	24,904,263
Sony Financial Holdings, Inc.	928,300	17,253,805
Sumitomo Chemical Co., Ltd.	22,905,040	121,809,373
Sumitomo Electric Industries Ltd.	2,017,300	28,087,177
Sumitomo Mitsui Financial Group, Inc.	1,087,100	33,767,361
Suzuki Motor Corp.	5,051,908	120,269,993
TDK Corp.	572,100	29,517,447
Tadano Ltd.	400,100	2,139,831
Terumo Corp.	512,240	28,567,692
Toda Corp.	6,819,600	25,327,626
Toho Co., Ltd.	1,338,258	20,260,837
Tokio Marine Holdings, Inc.	5,014,621	140,281,205
Tokyo Gas Co., Ltd.	12,457,285	55,578,697
Toyota Industries Corp.	2,380,380	72,155,226
Toyota Motor Corp.	1,316,770	52,527,466
Ube Industries Ltd.	11,780,600	37,680,343
West Japan Railway Co.	7,937	28,944,139
Yamada Denki Co., Ltd.	284,300	19,973,804
		3,375,853,993
Kazakhstan — 0.2%
KazMunaiGas Exploration Production — GDR	3,613,500	81,845,775
Luxembourg — 0.0%
Millicom International Cellular SA	140,500	15,221,770
Malaysia — 0.6%
Axiata Group Bhd (b)	63,494,554	105,174,711
British American Tobacco Malaysia Bhd	1,222,900	19,831,011
IOI Corp. Bhd	5,562,999	9,945,610
PLUS Expressways Bhd	30,494,461	46,301,396
Telekom Malaysia Bhd	46,950,334	63,294,291
Tenaga Nasional Bhd	1,478,312	3,002,298
YTL Power International	77,825,379	59,390,066
		306,939,383
Mexico — 0.2%
America Movil, SA de CV — ADR	1,267,470	72,499,284
Fomento Economico Mexicano, SA de CV — ADR	295,600	18,593,240
		91,092,524

Common Stocks	Shares	Value
Netherlands — 0.4%
CNH Global NV (b)	121,900	$ 5,887,770
ING Groep NV CVA (b)	1,695,850	22,341,563
Koninklijke KPN NV	2,631,941	41,770,344
Koninklijke Philips Electronics NV	2,354,920	69,748,195
Koninklijke Philips Electronics NV, New York
Registered Shares	167,797	4,948,334
LyondellBasell Industries NV, Class A (b)	155,300	6,910,850
Unilever NV	1,076,980	35,454,924
Unilever NV — ADR	399,600	13,186,800
		200,248,780
Norway — 0.2%
DnB NOR ASA	2,447,991	39,805,906
Statoil ASA	1,782,410	52,213,757
Telenor ASA	1,035,600	17,890,709
		109,910,372
Philippines — 0.0%
Philippine Long Distance Telephone Co. — ADR	377,500	21,891,225
Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	105,000	14,755,185
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	1,141,150	6,464,103
Russia — 1.4%
AFI Development Plc, Class B (b)	2,426,343	2,614,385
AFI Development Plc — GDR (b)	276,762	311,634
Federal Hydrogenerating Co. (b)	190,789,855	9,539,493
Kuzbassrazrezugol (b)	51,246,096	19,473,516
LSR Group — GDR (a)	6,813,100	53,414,704
MMC Norilsk Nickel — ADR	1,334,074	36,820,442
Magnitogorsk Iron & Steel Works — GDR	3,727,800	46,821,168
Novorossiysk Commercial Sea Port — GDR (b)	3,500,602	32,905,659
OAO Gazprom — ADR	4,579,400	78,124,564
OAO Rosneft Oil Co. — GDR	6,900,900	61,590,533
Polyus Gold Co. ZAO — ADR	3,116,115	112,180,140
RusHydro — ADR (b)	20,198,822	104,932,880
Sberbank	41,638,700	152,189,448
Uralkali — GDR	87,200	3,659,784
VimpelCom Ltd. — ADR	2,932,400	42,725,068
		757,303,418
Singapore — 0.8%
CapitaLand Ltd. (b)	8,307,200	23,104,686
DBS Group Holdings Ltd.	2,156,070	26,416,117
Fraser and Neave Ltd.	10,107,600	51,815,805
Global Logistic Properties Ltd. (b)	11,642,600	18,367,660
Keppel Corp. Ltd.	8,619,630	83,938,353
M1 Ltd.	11,375,100	22,202,685
Noble Group Ltd.	8,326,171	15,212,076
Oversea-Chinese Banking Corp.	9,211,120	71,931,720
Raffeles Medical Group Ltd.	8,777,300	16,306,572
Sembcorp Marine Ltd.	5,160,500	23,946,716
Singapore Press Holdings Ltd.	5,034,860	16,384,349
Singapore Telecommunications Ltd.	24,476,010	62,478,111
United Overseas Bank Ltd.	1,199,550	19,246,625
		451,351,475
South Africa — 0.3%
Anglo American Platinum Ltd.	91,798	9,342,243
AngloGold Ashanti Ltd. — ADR	235,400	12,000,692
Harmony Gold Mining Co. Ltd. — ADR	4,526,600	70,479,162
Impala Platinum Holdings Ltd.	326,200	10,201,203
Katanga Mining Ltd. (b)	6,387,593	13,637,307

See Notes to Consolidated Financial Statements.

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Africa (concluded)
Life Healthcare Group Holdings Ltd.	9,067,900	$ 23,204,984
Sasol Ltd.	159,900	9,239,968
		148,105,559
South Korea — 0.9%
Cheil Industries, Inc.	299,711	33,044,834
Hyundai Motor Co.	188,500	43,477,374
KT Corp.	166,300	5,970,661
KT Corp. — ADR	2,519,740	51,150,722
KT&G Corp.	731,501	43,294,983
LG Corp.	432,500	39,818,233
LG Display Co. Ltd.	509,100	18,261,946
Mando Corp.	55,300	9,725,287
POSCO	72,630	31,872,630
POSCO — ADR	321,750	35,489,025
SK Telecom Co., Ltd.	300,670	45,555,534
Samsung Electronics Co., Ltd.	133,400	111,426,456
Samsung Fine Chemicals Co., Ltd.	377,700	28,001,749
		497,089,434
Spain — 0.5%
Banco Santander SA	8,239,131	105,217,785
Repsol YPF SA	1,290,570	46,072,383
Telefonica SA	4,196,781	112,747,368
Telefonica SA — ADR	694,794	18,731,646
		282,769,182
Switzerland — 1.1%
Credit Suisse Group AG	858,950	39,096,545
Garmin, Ltd. (b)	125,464	4,294,633
Nestlé SA, Registered Shares	2,663,330	165,308,607
Noble Corp.	136,446	5,868,542
Novartis AG, Registered Shares	1,276,237	75,681,083
Roche Holding AG	382,347	62,062,532
Swiss Reinsurance Co., Registered Shares	91,300	5,447,553
Swisscom AG	89,020	40,858,684
TE Connectivity Ltd.	380,023	13,623,825
Transocean Ltd. (b)	707,700	51,485,175
Tyco International Ltd.	379,393	18,491,615
UBS AG (b)	2,371,410	47,458,002
Weatherford International Ltd. (b)	1,964,550	42,394,989
Zurich Financial Services AG	156,209	43,922,635
		615,994,420
Taiwan — 1.1%
ASUSTeK Computer, Inc.	1,203,946	10,868,788
Catcher Technology Co. Ltd.	2,555,400	16,082,739
Cheng Shin Rubber Industry Co. Ltd.	7,712,000	19,494,905
Chunghwa Telecom Co., Ltd.	10,435,973	33,198,424
Chunghwa Telecom Co., Ltd. — ADR	2,067,107	65,217,226
Compal Electronics, Inc.	6,035,811	6,855,624
Delta Electronics, Inc.	14,270,011	63,877,331
Far EasTone Telecommunications Co., Ltd.	17,192,000	26,083,101
Formosa Chemicals & Fibre Corp.	5,262,000	21,278,861
HTC Corp.	3,307,597	150,550,841
HON HAI Precision Industry Co., Ltd.	6,419,100	24,376,681
MediaTek, Inc.	2,119,267	23,466,397
Nan Ya Plastics Corp.	6,306,000	19,369,416
Taiwan Semiconductor Manufacturing Co., Ltd.	29,913,824	77,371,694
Yulon Motor Co. Ltd.	14,297,000	29,799,882
		587,891,910
Thailand — 0.3%
Hana Microelectronics PCL	11,396,010	9,429,864
PTT Chemical PCL	13,808,160	74,013,588

Common Stocks	Shares	Value
Thailand (concluded)
PTT Public Company THB10	3,539,370	$ 44,464,447
Siam Commercial Bank PCL	12,236,883	47,553,716
		175,461,615
Turkey — 0.3%
BIM Birlesik Magazalar AS	947,200	32,998,773
Tupras Turkiye Petrol Rafinerileri AS	1,170,205	38,076,054
Turk Telekomunikasyon AS	6,303,764	32,825,843
Turkcell Iletisim Hizmet AS	2,852,530	16,872,854
Turkiye Garanti Bankasi AS	8,601,465	44,548,250
		165,321,774
United Kingdom — 2.7%
Amlin Plc	1,594,000	11,149,106
Anglo American Plc	1,469,200	77,013,673
Antofagasta Plc	3,634,200	83,580,878
AstraZeneca Group Plc — ADR	102,700	5,117,541
BG Group Plc	7,528,000	193,857,147
BP Plc	9,499,791	73,027,179
BP Plc — ADR	1,953,700	90,143,718
BT Group Plc	20,349,100	66,807,859
British American Tobacco Plc	738,843	32,285,132
Diageo Plc — ADR	1,505,343	122,489,760
Ensco Plc — ADR	82,600	4,924,612
GlaxoSmithKline Plc — ADR	166,700	7,278,122
Guinness Peat Group Plc (b)	40,515,411	26,615,398
HSBC Holdings Plc	11,460,238	125,006,536
International Power Plc	11,555,000	63,953,988
Lloyds TSB Group Plc (b)	44,519,206	44,201,025
National Grid Plc	9,909,900	101,675,987
Petropavlovsk Plc	592,629	8,880,049
Prudential Plc	784,800	10,153,234
Royal Dutch Shell Plc — ADR	781,985	60,588,198
Scottish & Southern Energy Plc	2,980,000	67,606,353
Shire Pharmaceuticals Plc — ADR	34,000	3,169,140
Standard Chartered Plc	1,054,895	29,317,363
Unilever Plc	711,906	23,127,172
Unilever Plc — ADR	442,300	14,405,711
Vodafone Group Plc	29,212,061	84,445,887
Vodafone Group Plc — ADR	2,158,086	62,843,464
		1,493,664,232
United States — 32.8%
3M Co.	843,239	81,971,263
ACE Ltd.	1,988,119	133,701,003
The AES Corp. (b)	2,395,161	31,711,932
AT&T Inc.	10,428,702	324,541,206
Abbott Laboratories	2,154,243	112,106,806
Accenture Plc	118,824	6,788,415
Activision Blizzard, Inc.	6,428,921	73,225,410
Adobe Systems, Inc. (b)	523,100	17,550,005
Advance Auto Parts, Inc.	98,282	6,433,540
Advanced Micro Devices, Inc. (b)(d)(e)	5,601,000	50,969,100
Aetna, Inc.	2,575,139	106,559,252
Agilent Technologies, Inc. (b)	1,248,999	62,337,540
Albemarle Corp.	106,600	7,520,630
Alcoa, Inc.	3,003,400	51,057,800
Allergan, Inc.	282,300	22,459,788
Alliance Resource Partners LP	393,637	32,419,943
The Allstate Corp.	538,094	18,209,101
Altera Corp.	167,700	8,166,990
Altria Group, Inc.	2,079,968	55,826,341
Amdocs Ltd. (b)	211,415	6,501,011
American Electric Power Co., Inc.	666,470	24,312,826

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	11

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
American Tower Corp., Class A (b)	1,027,546	$ 53,750,931
American Water Works Co, Inc.	1,032,278	30,328,328
Ameriprise Financial, Inc.	106,200	6,590,772
AmerisourceBergen Corp.	1,072,019	43,566,852
Amgen, Inc. (b)(e)	1,028,931	58,494,727
Anadarko Petroleum Corp.	1,135,735	89,654,921
Analog Devices, Inc.	159,000	6,409,290
Apache Corp.	982,270	131,005,350
Apple, Inc. (b)	1,596,712	556,023,020
Arch Capital Group Ltd. (b)	334,857	34,825,128
Arrow Electronics, Inc. (b)	148,800	6,783,792
Autodesk, Inc. (b)	153,500	6,904,430
Autoliv, Inc.	74,800	5,993,724
Axis Capital Holdings Ltd.	162,841	5,758,058
BMC Software, Inc. (b)	151,340	7,601,808
Ball Corp.	173,800	6,484,478
Bank of America Corp.	14,342,663	176,127,902
The Bank of New York Mellon Corp.	3,877,239	112,284,841
Becton Dickinson & Co.	78,100	6,711,914
Biogen Idec, Inc. (b)	93,063	9,059,683
Boeing Co.	1,495,979	119,349,205
BorgWarner, Inc. (b)	323,000	24,948,520
Bristol-Myers Squibb Co.	11,584,015	325,510,822
Broadcom Corp., Class A	811,249	28,539,740
CA, Inc.	4,113,630	101,154,162
CMS Energy Corp.	1,310,536	25,948,613
CNA Financial Corp.	140,400	4,358,016
CVS Caremark Corp.	2,259,129	81,870,835
Capital One Financial Corp.	317,855	17,396,204
Cardinal Health, Inc.	152,480	6,661,851
Celgene Corp. (b)	478,049	28,147,525
CenturyLink, Inc.	2,292,648	93,494,195
Cephalon, Inc. (b)(d)	488,703	37,532,390
Charter Communications, Inc. (b)	175,314	10,333,007
Chevron Corp.	3,578,052	391,582,011
Chubb Corp.	891,126	58,092,504
Cigna Corp.	1,005,638	47,094,028
Cimarex Energy Co.	68,900	7,619,651
Cisco Systems, Inc. (d)	10,245,469	179,910,436
Citigroup, Inc. (b)	42,775,744	196,340,665
Coach, Inc.	112,900	6,752,549
The Coca-Cola Co.	626,753	42,280,757
Coca-Cola Enterprises Inc.	231,100	6,565,551
Cognizant Technology Solutions Corp. (b)(e)	240,500	19,937,450
Colgate-Palmolive Co.	1,010,310	85,219,649
Comcast Corp., Class A	6,340,151	166,365,562
Complete Production Services, Inc. (b)	1,081,700	36,712,898
Computer Sciences Corp.	209,337	10,672,000
Comverse Technology, Inc. (b)	2,761,423	21,042,043
ConAgra Foods, Inc.	611,125	14,942,006
ConocoPhillips	2,733,139	215,726,661
Consol Energy, Inc.	3,914,095	211,713,399
Constellation Brands, Inc., Class A (b)	744,719	16,674,258
Corning, Inc.	6,610,879	138,431,806
Covidien Plc	697,851	38,863,322
Crown Holdings, Inc. (b)	680,911	25,466,071
DISH Network Corp. (b)	677,263	16,958,666
Darden Restaurants, Inc.	69,041	3,242,856
DaVita, Inc. (b)	636,170	56,040,215
Dell, Inc. (b)(d)	4,235,366	65,690,527
Devon Energy Corp.	1,307,829	119,012,439
Dominion Resources, Inc.	576,000	26,737,920
The Dow Chemical Co.	2,393,104	98,093,333

Common Stocks	Shares	Value
United States (continued)
Dr. Pepper Snapple Group, Inc.	428,852	$ 16,810,998
E.I. du Pont de Nemours & Co.	1,650,795	93,748,648
EMC Corp. (b)	2,753,768	78,041,785
EOG Resources, Inc. (d)	558,393	63,048,154
Eastman Chemical Co.	75,005	8,044,286
Eaton Corp.	112,294	6,011,098
eBay, Inc. (b)	1,212,360	41,705,184
Edison International	154,300	6,059,361
El Paso Corp.	10,589,812	205,548,255
Electronic Arts, Inc. (b)	2,256,821	45,542,648
Eli Lilly & Co.	1,002,900	37,117,329
Endo Pharmaceuticals Holdings, Inc. (b)	208,198	8,153,034
Endurance Specialty Holdings Ltd.	987,058	43,766,152
Energizer Holdings, Inc. (b)	53,300	4,025,749
Entergy Corp.	556,863	38,824,488
Exelon Corp.	682,750	28,777,913
Expedia, Inc.	157,850	3,950,986
Exxon Mobil Corp.	7,891,569	694,458,072
FMC Corp.	1,742,283	153,808,743
Fidelity National Information Services, Inc.	121,797	4,031,481
Fidelity National Title Group, Inc., Class A	3,958,707	61,122,436
Ford Motor Co. (b)	5,000,300	77,354,641
Forest Laboratories, Inc. (b)	305,538	10,131,640
Freeport-McMoRan Copper & Gold, Inc., Class B	1,448,616	79,717,338
General Communication, Inc., Class A (b)	266,422	3,063,853
General Dynamics Corp.	473,900	34,509,398
General Electric Co.	17,545,193	358,799,197
General Mills, Inc.	1,918,565	74,018,238
General Motors Co. (b)	2,951,000	94,697,590
Gilead Sciences, Inc. (b)	1,482,001	57,560,919
Global Industries Ltd. (b)	5,066,514	49,955,828
The Goldman Sachs Group, Inc.	847,248	127,942,920
Google, Inc., Class A (b)	327,486	178,185,133
H.J. Heinz Co.	440,254	22,554,212
Halliburton Co.	2,411,265	121,720,657
Harris Corp.	106,730	5,670,565
HealthSouth Corp. (b)	1,209,422	30,997,486
Hecla Mining Co. (b)	2,138,800	20,126,108
Hess Corp.	920,979	79,167,355
Hewlett-Packard Co.	4,064,342	164,077,487
Hologic, Inc. (b)	3,619,401	79,699,210
Humana, Inc. (b)	927,417	70,594,982
Huntington Ingalls Industries Inc. (b)	125,267	5,010,673
Ingersoll-Rand Plc	83,006	4,191,803
Intel Corp.	5,729,905	132,876,497
International Business Machines Corp.	2,344,180	399,870,224
International Game Technology	1,939,989	34,318,405
International Paper Co.	585,519	18,080,827
Intuit, Inc. (b)	131,630	7,313,363
JPMorgan Chase & Co.	6,388,649	291,514,054
Johnson & Johnson	4,958,640	325,881,821
KBR, Inc.	1,303,652	50,021,127
KLA-Tencor Corp.	137,000	6,014,300
Kimberly-Clark Corp.	42,727	2,822,546
Kraft Foods, Inc. (d)	3,299,703	110,804,027
L-3 Communications Holdings, Inc.	75,300	6,038,307
Lam Research Corp. (b)	115,800	5,594,298
Leucadia National Corp.	174,200	6,734,572
Lexmark International, Inc., Class A (b)	388,310	12,522,998
Liberty Global, Inc. (b)	162,800	7,570,200
Life Technologies Corp. (b)	1,023,016	56,470,483
Limited Brands, Inc.	214,828	8,842,320
Lincoln National Corp.	147,400	4,603,302

See Notes to Consolidated Financial Statements.

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Lockheed Martin Corp.	1,055,200	$ 83,624,600
Lorillard, Inc.	238,140	25,361,910
Lubrizol Corp.	58,673	7,892,692
Macy's, Inc.	179,600	4,294,236
Marathon Oil Corp.	1,846,662	99,793,614
Marco Polo Investment Holdings Ltd. (b)	4,274	—
Marvell Technology Group Ltd. (b)(d)	1,661,600	25,638,488
MasterCard, Inc., Class A (d)	101,200	27,920,068
Mattel, Inc.	1,628,846	43,522,765
McDermott International, Inc. (b)	2,765,516	63,855,764
McDonald's Corp.	699,374	54,767,978
The McGraw-Hill Cos., Inc.	166,125	6,723,079
McKesson Corp.	804,734	66,800,969
Mead Johnson Nutrition Co.	1,467,740	98,162,451
MeadWestvaco Corp.	212,899	7,172,567
Medco Health Solutions, Inc. (b)	1,522,574	90,334,315
Medtronic, Inc.	2,692,657	112,418,430
Merck & Co, Inc.	5,421,568	194,905,370
MetLife, Inc.	457,159	21,390,470
MetroPCS Communications, Inc. (b)	1,212,200	20,401,326
Mettler-Toledo International, Inc. (b)	184,983	34,665,814
Micron Technology, Inc. (b)	448,200	5,060,178
Microsoft Corp.	17,355,011	451,577,386
Molson Coors Brewing Co., Class B	127,985	6,239,269
Morgan Stanley	2,658,454	69,518,572
Motorola Solutions Inc. (b)	701,953	32,205,604
Murphy Oil Corp.	85,000	6,585,800
Mylan, Inc. (b)	2,932,351	73,074,187
NCB Holdings Ltd. (b)	34,970	—
NII Holdings, Inc. (b)	117,000	4,864,860
NRG Energy, Inc. (b)	527,915	12,775,543
National Oilwell Varco, Inc.	1,854,800	142,244,612
Newmont Mining Corp.	2,728,636	159,925,356
News Corp., Class A	2,438,566	43,455,246
NextEra Energy, Inc.	1,456,867	82,414,966
Northern Trust Corp.	548,293	27,409,167
Northrop Grumman Corp.	771,204	49,056,286
Occidental Petroleum Corp.	2,094,452	239,374,919
Oceaneering International, Inc. (b)	74,100	6,477,822
Oracle Corp.	5,453,688	196,605,452
PG&E Corp.	612,996	28,246,856
PPG Industries, Inc.	70,904	6,712,482
PPL Corp.	2,096,906	57,518,132
Pall Corp.	328,722	19,210,514
Parker Hannifin Corp.	68,778	6,487,141
PartnerRe Ltd.	193,098	15,517,355
PerkinElmer, Inc.	825,890	23,347,910
Perrigo Co. (e)	571,200	51,613,632
Pfizer, Inc.	13,732,814	287,839,781
PharMerica Corp. (b)	18,111	238,341
Philip Morris International, Inc.	1,394,474	96,832,275
Pitney Bowes, Inc.	127,517	3,131,818
Platinum Underwriters Holdings Ltd.	410,267	15,512,195
Polo Ralph Lauren Corp.	53,984	7,059,488
Polycom, Inc. (b)	1,178,913	70,534,365
Praxair, Inc.	290,962	30,964,176
Precision Castparts Corp.	352,285	54,435,078
Pride International, Inc. (b)	83,242	3,655,156
Principal Financial Group, Inc.	492,320	16,615,800
The Procter & Gamble Co.	2,845,199	184,653,415
The Progressive Corp.	1,153,596	25,309,896

Common Stocks	Shares	Value
United States (concluded)
Pulte Group, Inc. (b)(d)	3,893,839	$ 31,656,911
QUALCOMM, Inc.	4,322,360	245,682,942
Quicksilver Resources, Inc. (b)	5,682,731	84,388,555
R.R. Donnelley & Sons Co.	180,256	3,399,628
Raytheon Co.	719,472	34,930,366
Reinsurance Group of America, Inc.	77,300	4,893,090
RenaissanceRe Holdings Ltd.	412,481	28,989,165
Ross Stores, Inc.	63,534	4,681,820
Ryder System, Inc.	79,811	4,269,889
SM Energy Co. (d)	1,178,901	89,431,430
Safeway, Inc.	133,150	3,236,877
SanDisk Corp. (b)(d)	1,050,602	51,626,582
Sara Lee Corp. (d)	4,835,995	92,851,104
Schlumberger Ltd.	2,456,336	220,456,156
Seagate Technology	185,877	3,275,153
Sempra Energy	286,600	15,791,660
Simon Property Group, Inc. (e)	292,400	33,491,496
The Southern Co.	1,409,652	55,032,814
Southwest Airlines Co.	324,000	3,807,000
Spirit Aerosystems Holdings, Inc., Class A (b)	2,551,379	62,763,923
The St. Joe Co. (b)(c)	7,183,590	187,635,371
State Street Corp.	1,171,545	54,535,420
SunTrust Banks, Inc.	566,300	15,963,997
Symantec Corp. (b)(d)	3,138,134	61,664,333
TRW Automotive Holdings Corp. (b)	112,800	6,436,368
Teradata Corp. (b)	185,774	10,388,482
Texas Instruments, Inc.	2,628,121	93,377,139
Thermo Fisher Scientific, Inc. (b)	1,046,183	62,760,518
Time Warner Cable, Inc.	316,454	24,724,551
Time Warner, Inc.	632,720	23,954,779
Torchmark Corp.	97,200	6,504,624
Transatlantic Holdings, Inc.	232,013	11,435,921
The Travelers Cos., Inc.	1,939,223	122,714,031
U.S. Bancorp	4,316,731	111,457,994
Union Pacific Corp.	2,111,554	218,482,492
United Technologies Corp. (d)	1,216,251	108,951,765
UnitedHealth Group, Inc.	1,636,400	80,559,972
Unum Group	139,185	3,685,619
Urban Outfitters, Inc. (b)(d)	168,200	5,291,572
Valero Energy Corp.	1,851,087	52,385,762
Validus Holdings Ltd.	617,983	20,109,167
VeriSign, Inc.	184,630	6,823,925
Verizon Communications, Inc.	4,884,845	184,549,444
Viacom, Inc., Class B	1,586,730	81,177,107
Visa, Inc., Class A	505,044	39,454,037
Wal-Mart Stores, Inc.	3,079,703	169,322,071
Walt Disney Co.	1,547,300	66,688,630
Waters Corp. (b)	585,021	57,332,058
WellPoint, Inc.	1,797,528	138,032,175
Wells Fargo & Co.	8,520,194	248,022,847
Western Digital Corp. (b)	307,805	12,250,639
The Western Union Co.	290,100	6,164,625
Whiting Petroleum Corp. (b)	441,300	30,670,350
Williams Cos., Inc.	177,900	5,900,943
Windstream Corp.	533,037	6,828,204
Wisconsin Energy Corp.	467,814	14,600,475
Wyndham Worldwide Corp.	139,100	4,814,251
Xerox Corp.	5,817,505	58,698,625
XL Group Plc	5,908,594	144,287,865
		18,035,236,519
Total Common Stocks — 63.2%		34,794,972,776

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	13

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Fixed Income Securities
		Par
Asset-Backed Securities		(000)	Value
United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 0.41%, 12/15/17	USD	7,900	$ 5,530,000
Total Asset-Backed Securities — 0.0%			5,530,000
Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora
Norte, 9.75%, 10/25/22 (a)		6,575	6,772,250
Brazil — 0.3%
CSN Islands XII Corp., 7.00%, (a)(f)		32,906	32,445,316
Cosan Finance Ltd., 7.00%, 2/01/17 (a)		7,050	7,614,000
Hypermarcas SA, 6.50%, 4/20/21 (a)		30,092	30,392,920
Odebrecht Drilling Norbe VIII/IX, Ltd.,
6.35%, 6/30/21 (a)		39,542	41,657,497
Votorantim Cimentos SA,
7.25%, 4/05/41 (a)		29,579	29,209,262
			141,318,995
Canada — 0.5%
Daylight Resources Trust,
6.25%, 12/31/14 (g)	CAD	20,106	23,035,358
PetroBakken Energy Ltd.,
3.13%, 2/08/16 (g)	USD	85,600	83,470,700
Sino-Forest Corp. (g):
5.00%, 8/01/13		3,578	4,852,663
5.00%, 8/01/13 (a)		74,932	101,626,525
Valeant Pharmaceuticals International,
6.88%, 12/01/18 (a)		18,094	18,071,382
Viterra, Inc., 5.95%, 8/01/20 (a)		32,683	33,033,460
			264,090,088
Chile — 0.1%
Inversiones Alsacia SA, 8.00%, 8/18/18 (a)		52,927	50,662,783
China — 0.2%
Celestial Nutrifoods Ltd.,
52.68% 6/12/11 (g)(h)	SGD	89,400	14,607,247
China Milk Products Group Ltd.,
69.74%, 1/05/12 (g)(h)	USD	39,800	7,960,000
China Petroleum & Chemical Corp.,
0.00%, 4/24/14 (g)(h)	HKD	462,270	68,719,229
			91,286,476
Europe — 0.1%
European Investment Bank:
4.38%, 4/15/13	EUR	31,217	48,171,740
Series 1158/0100, 3.63%, 10/15/11		14,195	21,218,934
			69,390,674
Germany — 0.2%
Fresenius Finance Jersey Ltd.,
5.63%, 8/14/11 (g)		44,950	92,409,983
Hong Kong — 0.3%
FU JI Food and Catering Services
Holdings Ltd., 0.00%, 10/18/10 (b)(g)(i)	CNY	190,300	5,277,153
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (g)	USD	8,200	15,862,900

		Par
Corporate Bonds		(000)	Value
Hong Kong (concluded)
Hutchison Whampoa International, Ltd.:
(03/33), 6.25%, 1/24/14	USD	12,897	$ 14,298,814
(09), 7.63%, 4/09/19		2,300	2,758,365
(09), 7.63%, 4/09/19 (a)		29,327	35,171,548
(09/16), 4.63%, 9/11/15		43,625	46,547,875
(09/16), 4.63%, 9/11/15 (a)		33,249	35,458,163
			155,374,818
India — 0.7%
REI Agro Ltd. (g):
5.50%, 11/13/14		8,353	8,875,063
5.50%, 11/13/14 (a)		46,977	49,913,062
Reliance Communications Ltd. (g)(h):
10.83%, 5/10/11		40,872	51,090,000
34.76%, 3/01/12		121,900	143,384,997
Suzlon Energy Ltd. (g)(h):
68.62%, 6/12/12		24,650	30,319,500
34.67%, 10/11/12		39,502	45,427,339
0.00%, 7/25/14		36,995	34,775,300
Tata Steel Ltd., 1.00%, 9/05/12 (g)		26,300	31,823,000
			395,608,261
Indonesia — 0.0%
Bumi Investment Pte Ltd.,
10.75%, 10/06/17 (a)		21,723	25,144,373
Ireland — 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (a)		5,695	6,236,025
Japan — 0.0%
The Mie Bank Ltd., 1.00%, 10/31/11 (g)	JPY	374,000	4,602,093
Nagoya Railroad Co. Ltd.,
1.21%, 3/30/12 (g)(h)		154,000	1,885,458
			6,487,551
Luxembourg — 0.4%
Evraz Group SA:
8.88%, 4/24/13	USD	2,000	2,197,500
8.88%, 4/24/13 (a)		11,550	12,691,140
8.25%, 11/10/15		7,365	8,211,975
9.50%, 4/24/18 (a)		22,625	26,301,562
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	21,702,499
Intelsat Jackson Holdings SA,
7.25%, 4/01/21 (a)	USD	39,550	40,143,250
Subsea 7 SA, Series ACY,
2.25%, 10/11/13 (g)		11,400	14,207,250
TNK-BP Finance SA:
7.50%, 7/18/16 (a)		12,021	13,500,785
6.63%, 3/20/17 (a)		46,309	49,694,188
Series 2, 7.50%, 7/18/16		6,643	7,442,020
			196,092,169
Malaysia — 0.3%
Berjaya Land Bhd, 8.00%, 8/15/11 (g)	MYR	80,700	28,116,948
IOI Capital Bhd, Series IOI,
0.00%, 12/18/11 (g)(h)	USD	40,285	52,571,925
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	179,132	76,351,840
Paka Capital Ltd., 10.69%, 3/12/13 (g)(h) USD		22,000	22,217,800
			179,258,513
Mexico — 0.3%
BBVA Bancomer SA (a):
7.25%, 4/22/20		33,191	34,209,466
6.50%, 3/10/21		47,473	48,481,706

See Notes to Consolidated Financial Statements.

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Mexico (concluded)
Pemex Project Funding Master Trust,
Series 13, 6.63%, 6/15/35	USD	32,718	$ 33,213,580
Petroleos Mexicanos, 6.00%, 3/05/20		53,957	57,707,011
			173,611,763
Norway — 0.1%
Subsea 7, Inc., 2.80%, 6/06/11 (g)		35,600	38,074,200
Singapore — 1.1%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	67,500	54,956,376
3.13%, 3/05/18		170,000	145,075,046
2.95%, 6/20/22		162,500	124,790,654
Keppel Land Ltd., 2.50%, 6/23/13 (g)		28,800	24,234,304
Olam International Ltd.,
6.00%, 10/15/16 (g)	USD	64,600	85,078,200
Wilmar International Ltd.,
32.15%, 12/18/12 (g)(h)		35,200	44,792,035
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (g)	SGD	68,750	57,925,856
9.50%, 5/04/17 (a)	USD	32,038	32,480,125
Ying Li International Real Estate Ltd.,
4.00%, 3/03/15 (g)	SGD	66,000	47,449,042
			616,781,638
South Korea — 0.6%
Hana Bank, 4.50%, 10/30/15 (a)	USD	14,402	15,004,537
Hyundai Capital Services Inc,
4.38%, 7/27/16 (a)		11,494	11,686,858
Hyundai Motor Manufacturing
Czech sro, 4.50%, 4/15/15 (a)		15,996	16,547,846
Korea Development Bank:
4.38%, 8/10/15		53,502	56,108,189
4.00%, 9/09/16		52,638	53,306,397
Korea Electric Power Corp.:
5.13%, 4/23/34		38,562	40,984,773
8.40%, 4/01/96 (j)		31,040	21,761,213
Zeus Cayman, 4.19%, 8/19/13 (g)(h)	JPY	8,524,000	106,031,141
			321,430,954
Spain — 0.1%
Telvent GIT SA, 5.50%, 4/15/15 (a)(g)	USD	32,544	38,849,400
Sweden — 0.0%
Svensk Exportkredit AB,
10.50%, 9/29/15 (k)	TRY	31,190	21,267,157
Switzerland — 0.2%
UBS AG, 4.88%, 8/04/20	USD	116,444	119,846,843
Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 8/14/19 (a)		9,851	11,771,945
United Arab Emirates — 0.5%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		6,431	6,238,070
Aldar Funding Ltd., 5.77%, 11/10/11 (g)		17,802	17,932,667
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		236,280	215,931,566
Pyrus Ltd., 7.50%, 12/20/15 (a)(g)		46,200	48,336,704
			288,439,007
United Kingdom — 0.4%
Anglo American Plc, Series AAL,
4.00%, 5/07/14 (g)		6,700	13,128,650
BP Capital Markets Plc, 3.13%, 10/01/15		18,436	18,727,141
Essar Energy Invest Ltd.,
4.25%, 2/01/16 (g)		2,800	2,727,872

		Par
Corporate Bonds		(000)	Value
United Kingdom (concluded)
Essar Energy Plc, 4.25%, 2/01/16	USD	49,800	$ 48,460,380
Lloyds TSB Bank Plc, 13.00%, 1/29/49	GBP	46,296	101,302,465
Petropavlovsk 2010 Ltd.,
4.00%, 2/18/15 (g)	USD	16,400	17,523,400
			201,869,908
United States — 3.1%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (g)		115,873	119,783,714
8.13%, 12/15/17		13,100	13,853,250
Alberto-Culver Co., 5.15%, 6/01/20		7,750	8,270,420
Ally Financial, Inc., 4.50%, 2/11/14		82,632	83,458,320
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (g)		55,574	50,572,340
Building Materials Corp. of America,
6.88%, 8/15/18 (a)		9,823	10,142,248
CF Industries, Inc., 7.13%, 5/01/20		22,380	25,625,100
Calpine Corp. (a):
7.88%, 7/31/20		15,685	16,900,587
7.50%, 2/15/21		6,587	6,965,753
Chesapeake Energy Corp.,
2.50%, 5/15/37 (g)		60,287	66,089,624
Consol Energy, Inc., 8.00%, 4/01/17		62,750	69,338,750
Cott Beverages, Inc., 8.13%, 9/01/18		6,527	7,000,208
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		5,827	4,661,600
DJO Finance LLC, 9.75%, 10/15/17 (a)		4,020	4,241,100
DaVita, Inc.:
6.38%, 11/01/18		14,793	15,144,334
6.63%, 11/01/20		13,149	13,494,161
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		16,811	18,463,320
8.00%, 12/15/16		13,440	15,622,616
6.63%, 8/15/17		13,227	14,564,924
5.75%, 2/01/21		66,248	67,690,948
GCI, Inc., 7.25%, 2/15/14		18,198	18,379,980
Gilead Sciences, Inc. (g):
0.50%, 5/01/11		16,039	16,072,201
0.63%, 5/01/13		56,471	65,506,360
1.63%, 5/01/16 (a)		13,112	14,603,490
HSBC Finance Corp., 6.68%, 1/15/21 (a)		9,265	9,833,398
The Hertz Corp., 7.50%, 10/15/18 (a)		8,407	8,827,350
Hologic, Inc., 2.00%, 12/15/37 (g)(l)		95,530	115,233,062
Intel Corp. (g):
2.95%, 12/15/35		52,270	55,732,887
3.25%, 8/01/39		95,889	122,018,752
Kinetic Concepts, Inc.,
3.25%, 4/15/15 (a)(g)		8,287	10,835,253
Kraft Foods, Inc., 4.13%, 2/09/16		33,562	35,255,673
Linn Energy LLC, 7.75%, 2/01/21 (a)		30,246	32,401,027
McMoRan Exploration Co. (g):
5.25%, 10/06/11		11,129	12,965,285
5.25%, 10/06/11 (a)		6,342	7,388,430
Morgan Stanley, 3.80%, 4/29/16		16,463	16,520,884
Mylan, Inc. (g):
1.25%, 3/15/12		71,022	81,142,635
3.75%, 9/15/15		6,931	13,801,354
NRG Energy, Inc., 8.25%, 9/01/20		9,613	10,117,683
Omnicare, Inc., 3.75%, 12/15/25 (g)		46,445	61,887,962
Phibro Animal Health Corp.,
9.25%, 7/01/18 (a)		4,575	4,941,000
Reliance Holdings USA, Inc. (a):
4.50%, 10/19/20		26,433	25,007,019
6.25%, 10/19/40		16,531	15,742,075

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	15

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
United States (concluded)
SBA Communications Corp. (g):
1.88%, 5/01/13	USD	23,405	$ 26,008,806
4.00%, 10/01/14		20,481	29,236,627
SM Energy Co., 3.50%, 4/01/27 (g)		30,116	43,517,620
SanDisk Corp., 1.00%, 5/15/13 (g)		100,932	99,165,690
SonoSite, Inc., 3.75%, 7/15/14 (g)		14,279	16,260,211
SunGard Data Systems, Inc.,
7.38%, 11/15/18 (a)		20,626	21,296,345
Texas Industries, Inc., 9.25%, 8/15/20		25,875	27,880,312
Thermo Fisher Scientific, Inc.,
3.20%, 5/01/15		14,916	15,405,006
Valeant Pharmaceuticals International (a):
6.75%, 10/01/17		9,846	9,796,770
7.00%, 10/01/20		16,429	16,141,493
			1,690,805,957
Total Corporate Bonds — 9.5%			5,202,881,731
Floating Rate Loan Interests
Indonesia — 0.1%
PT Multi Daerah Bersaing, Term Loan,
7.30%, 4/13/12		30,533	30,777,468
Spain — 0.1%
Globalspace Energy Investments SA,
Term Loan B, 8.30%, 12/01/15		41,146	41,146,000
United States – 0.1%
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/30/15		113,835	116,680,444
Total Floating Rate Loan Interests — 0.3%			188,603,912
Foreign Agency Obligations
Australian Government Bonds,
5.75%, 6/15/11	AUD	121,705	133,556,273
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	105,128	134,580,543
Series F, 10.00%, 1/01/17		643,991	367,978,187
Series F, 10.00%, 1/01/21		551,699	302,515,285
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	224,769	354,410,258
4.25%, 7/04/17		140,994	225,414,979
3.50%, 7/04/19		135,872	207,465,666
Series 07, 4.00%, 1/04/18		55,509	87,655,136
Series 08, 4.25%, 7/04/18		34,583	55,433,708
Canadian Government Bond:
4.00%, 6/01/16	CAD	55,628	62,778,534
3.50%, 6/01/20		67,523	73,043,165
Deutsche Bundesrepublik Inflation Linked,
Series I/L, 1.50%, 4/15/16	EUR	34,876	54,409,457
Export-Import Bank of Korea,
4.13%, 9/09/15	USD	76,100	79,136,999
Federal Republic of Germany:
1.50%, 9/21/12		1,875	1,906,318
1.50%, 9/21/12 (a)		130,903	133,089,473
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	305,600	41,895,561
2.03%, 3/18/13		971,650	128,485,754

		Par
Foreign Agency Obligations		(000)	Value
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (g)	EUR	82,800	$ 129,347,789
Magyar Nemzeti Vagonkezel Zrt,
4.40%, 9/25/14 (g)		2,800	4,016,589
Malaysia Government Bond:
3.83%, 9/28/11	MYR	82,397	27,987,357
Series 0108, 3.46%, 7/31/13		185,681	63,005,600
Series 0109, 2.51%, 8/27/12		649,537	218,086,543
Netherlands Government Bond,
3.75%, 7/15/14	EUR	26,568	41,122,062
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	20,974	26,542,296
Poland Government Bond,
3.00%, 8/24/16	PLN	208,450	80,509,479
Turkey Government Bond:
10.00%, 1/09/13	TRY	22,288	14,961,241
10.50%, 1/15/20		184,435	131,505,429
4.00%, 4/01/20		43,128	31,286,714
Ukraine Government International Bond (a):
6.88%, 9/23/15	USD	9,854	10,282,649
7.75%, 9/23/20		22,934	23,966,030
United Kingdom Gilt:
9.00%, 7/12/11	GBP	156,200	265,208,947
4.75%, 3/07/20		302,064	556,720,184
Vietnam Government International Bond,
6.75%, 1/29/20	USD	23,121	24,161,445
Total Foreign Agency Obligations — 7.4%			4,092,465,650
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed
Securities — 0.2%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN (a)(k)		123,232	117,722,180
Total Non-Agency Mortgage-Backed
Securities — 0.2%			117,722,180
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds,
2.38%, 1/15/27		86,776	98,850,596
U.S. Treasury Notes:
2.13%, 11/30/14		188,447	193,791,477
2.63%, 12/31/14 (m)		382,210	399,618,937
2.25%, 1/31/15		304,565	314,011,388
2.38%, 2/28/15 (m)(n)		371,163	384,213,091
2.50%, 3/31/15		367,960	382,476,022
2.63%, 2/29/16		100,248	103,623,241
2.25%, 3/31/16		263,509	267,379,541
3.50%, 5/15/20 (m)		859,504	882,134,740
2.63%, 8/15/20		629,725	598,780,064
2.63%, 11/15/20		206,520	195,387,711
Total U.S. Treasury Obligations — 6.9%			3,820,266,808
Total Fixed Income Securities — 24.3%			13,427,470,281
Investment Companies		Shares
South Korea — 0.0%
iShares MSCI South Korea Index Fund (o)		24,900	1,717,353

See Notes to Consolidated Financial Statements.

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
United States — 3.8%
Consumer Staples Select Sector SPDR Fund		1,534,000	$ 48,351,680
Energy Select Sector SPDR Fund		3,876,505	311,826,062
ETFS Gold Trust (b)(c)		1,355,000	210,377,300
ETFS Palladium Trust (b)		462,500	36,514,375
ETFS Platinum Trust (b)(c)		390,600	72,600,822
Financial Select Sector SPDR Fund		4,559,689	74,642,109
Health Care Select Sector SPDR Fund		1,535,736	54,165,409
iShares Dow Jones U.S. Telecommunications
Sector Index Fund (o)		796,629	19,533,343
iShares Gold Trust (b)(o)		11,907,767	181,831,602
iShares Silver Trust (b)(o)		3,073,250	144,135,425
SPDR Gold Trust (b)		5,459,032	831,738,116
SPDR KBW Regional Banking ETF		989,322	26,414,897
Technology Select Sector SPDR Fund		2,457,136	65,728,388
Utilities Select Sector SPDR Fund		185,300	6,144,548
Vanguard Telecommunication Services ETF		25,500	1,785,255
			2,085,789,331
Vietnam — 0.0%
Vietnam Enterprise Investments Ltd.,
R Shares (b)		2,801,490	5,238,786
Vinaland Ltd. (b)		14,489,260	13,279,407
			18,518,193
Total Investment Companies — 3.8%			2,106,024,877
Preferred Securities
		Par
Preferred Stocks		(000)
Switzerland — 0.1%
UBS AG, 9.38% (g)	USD	1,270,075	35,492,246
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		1,270,200	34,890,870
United States — 0.6%
Bunge Ltd., 4.88% (g)		82,953	8,913,300
Chesapeake Energy Corp., 5.75% (a)(g)		99,097	138,116,444
General Motors Co., 4.75%		1,450,500	72,249,405
Health Care Reit Inc., 6.50% (b)(g)		659,700	35,399,502
PPL Corp., 8.75% (b)(g)		659,950	35,439,315
SandRidge Energy, Inc., 7.00% (a)(b)(g)		263,300	47,163,612
XL Group Plc, 10.75% (g)		261,357	8,596,032
			345,877,610
Total Preferred Stocks — 0.8%			416,260,726
Trust Preferreds
United States — 0.2%
Citigroup Capital XIII, 7.88% (k)		22,639,375	24,693,049
GMAC Capital Trust I, Series 2, 8.13% (g)(k)		65,975,000	68,508,440
Omnicare Capital Trust II, Series B, 4.00% (g)(k)		21,260,000	20,388,340
Total Trust Preferreds — 0.2%			113,589,829
Total Preferred Securities — 1.0%			529,850,555

Warrants (p)		Shares	Value
Canada — 0.0%
Kinross Gold Corp.		560,413	$ 811,463
United States — 0.1%
Bank of America Corp. (Expires 1/16/19)		1,951,521	13,348,404
Citigroup Inc. (Expires 10/28/18)		1,789,600	304,232
Ford Motor Co. (Expires 1/01/13)		3,710,415	24,748,468
			38,401,104
Total Warrants — 0.1%			39,212,567
Total Long-Term Investments
(Cost — $41,586,364,899) — 92.4%			50,897,531,056
		Par
Short-Term Securities		(000)
Foreign Agency Obligations — 0.9%
Bank Negara Malaysia Monetary Notes,
2.20%, 9/15/11 (q)	MYR 494,437,000		165,132,109
Mexican Cetes (q):
3.48%, 8/11/11	MXN	2,049,636	175,893,724
3.64%, 9/08/11		809,751	69,230,191
3.79%, 9/22/11		1,206,965	102,929,197
			513,185,221
		Beneficial
		Interest
		(000)
Money Market Funds — 0.2%
BlackRock Liquidity Series, LLC
Money Market Series (o)(r)(s)	USD	87,781	87,781,392
		Par
Time Deposits		(000)
Australia — 0.0%
Brown Brothers Harriman & Co.,
3.65%, 5/02/11	AUD	7	8,616
Europe — 0.0%
Brown Brothers Harriman & Co.,
0.46%, 5/02/11	EUR	25	37,453
Japan — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/02/11	JPY	39,866	491,472
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/02/11	CHF	3,318	3,835,403
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.11%, 5/02/11	GBP	3,702	6,184,166
Time Deposits — 0.0%			10,557,110

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	17

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
U.S. Treasury Obligations		(000)	Value
U.S. Treasury Bills (q):
0.15%, 5/05/11	USD	127,353	$ 127,352,873
0.15%, 5/12/11		386,990	386,988,452
0.10%, 5/19/11		321,565	321,562,428
0.10%, 5/26/11		164,000	163,997,868
0.01%, 6/02/11		602,025	602,014,766
0.11%, 6/09/11		374,100	374,090,273
0.06%, 6/16/11		358,065	358,059,629
0.03%, 6/23/11		668,350	668,325,940
0.10%, 6/30/11		39,750	39,748,370
0.03%, 7/07/11		176,950	176,941,860
0.04%, 7/14/11		301,075	301,059,645
0.04%, 7/21/11		94,461	94,455,332
0.04%, 7/28/11		34,000	33,996,566
0.02%, 8/04/11		30,520	30,516,429
			3,679,110,431
Total Short-Term Securities
(Cost — $4,271,761,968) — 7.8%			4,290,634,154
Options Purchased		Contracts
Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price USD 38.00,
Expires 7/16/11		6,448	931,736
Google, Inc. Class A, Strike Price USD 575.00,
Expires 6/18/11		1,192	506,600
			1,438,336
Exchange-Traded Put Options — 0.0%
SPDR Gold Trust:
Strike Price USD 132.00, Expires 9/30/11		8,500	1,177,250
Strike Price USD 127.00, Expires 9/17/11		7,560	551,880
Strike Price USD 125.00, Expires 1/21/12		9,580	1,796,250
Strike Price USD 137.00, Expires 11/19/11		3,779	1,028,527
			4,553,907
Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price KRW 230.71,
Expires 12/08/11, Broker Citibank NA		3,042	776,927
SPDR Gold Trust, Strike Price USD 129.11,
Expires 1/20/12,
Broker JPMorgan Chase Bank NA		709,166	1,858,013
			2,634,940
Total Options Purchased
(Cost — $35,640,775) — 0.0%			8,627,183
Total Investments Before Structured Options,
Investments Sold Short and Options Written
(Cost — $45,893,767,642*) — 100.2%			55,196,792,393
Over-the-Counter Structured Options		Units
United States — 0.1%
Brazil BOVESPA Index Initial Reference Strike Price
66,514, one written call strike 75,043, one written
put strike 53,246, one put strike 63,229, Expires
10/13/11, Broker Goldman Sachs Bank USA		1,984	444,045
DJ Euro Stoxx 50 Index:
Initial Reference Strike Price 2,819.34, one
written put strike 2,523.375, one call strike
2,943.9375, Expires 7/07/11, Broker Credit
Suisse International		35,485	2,347,989

Over-the-Counter Structured Options	Units	Value
United States — 0.1% (continued)
DJ Euro Stoxx 50 Index:(concluded)
Initial Reference Strike Price 2,901.28, one
written put strike 2,437.08, one call strike
3,069.55, Expires 12/16/11, Broker UBS AG	26,265	$ 1,585,842
Initial Reference Strike Price 2,958.17, one
written put strike 2,662.353, one written call
strike 3,401.896, one call strike 2,958.17,
Expires 4/04/12, Broker Credit Suisse
International	57,467	2,073,965
Initial Reference Strike Price 3,011.25, one
written put strike 2,747.77, one call strike
3,011.25, Expires 6/15/12, Broker JPMorgan
Chase Bank NA	26,691	1
FTSE 100 Index, Initial Reference Strike Price
5,067, one written put strike 4,692.042, one
call strike 5,067, Expires 6/17/11, Broker
Goldman Sachs Bank USA	14,750	14,314,991
MSCI EAFE Index, Initial Reference Strike Price
1,621.56, one written put strike 1,621.56, 1.275
calls strike 1,621.56, Expires 12/16/11, Broker
Goldman Sachs Bank USA	10,292	2,106,998
MSCI EM Index, Initial Reference Strike Price
1,128.89, one written put strike 1,128.89, 1.066
calls strike 1,128.89, Expires 12/14/11, Broker
JPMorgan Chase Bank NA	75,295	5,610,425
MSCI Europe excluding UK Index:
Initial Reference Strike Price 96.017, one
written put strike 90.7361, one call strike
96.017, Expires 9/01/11, Broker Deutsche
Bank AG	443,151	4,730,431
Initial Reference Strike Price 96.02, one written
put strike 89.9707, one call strike 96.02, Expires
9/16/11, Broker Goldman Sachs Bank USA	395,751	3,985,212
Initial Reference Strike Price 96.02, one written
put strike 96.02, 1.29 calls strike 96.02, Expires
9/16/11, Broker Goldman Sachs Bank USA	676,942	8,421,140
Initial Reference Strike Price 93.31, one written
put strike 93.31, 1.29 calls Strike 93.31, Expires
9/16/11, Broker Goldman Sachs Bank USA	930,233	14,697,671
NIKKEI 225 Index Link:
Initial Reference Strike Price 9,583, one written
call strike 10,996.49, Expires 11/18/11, Broker
JPMorgan Chase Bank NA	5,367	(988,816)
Initial Reference Strike Price 9,582.02, one written
call strike 11,019.32 Expires 11/18/11, Broker
UBS AG	5,709	(870,508)
iShares Russell 2000 Index Fund, one written put
strike 65.72, one written call strike 87.28, one put
strike 78.04, Expires 10/12/11, Broker Goldman
Sachs Bank USA	1,206,095	(3,092,266)
S&P 500 Index Link:
Initial Reference Strike Price 1,328.17, one
written call strike 1,403.95, one written put
strike 1,130.08, one put strike 1,263.03,
Expires 10/10/11, Broker Citibank NA	40,028	(596,435)
Initial Reference Strike Price 1,300.35, one
written put strike 1,131.30, one call strike
1,379.67, Expires 3/16/12, Broker JPMorgan
Chase Bank NA	136,886	5,098,632
SPDR Gold Trust, Initial Reference Strike Price
144.8910, 1.2 written puts strike 123, one
put strike 135, Expires 11/18/11, Broker
JPMorgan Chase Bank NA	354,956	521,785

See Notes to Consolidated Financial Statements.

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value
United States — 0.1% (concluded)
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.8153,
one written put strike USD 243.4051, one call
strike USD 290.8066, Expires 12/19/11,
Broker Citibank NA	179,295	$ 1,101,595
Initial Reference Strike Price 8,900, one written
put strike 8,400, 1.35 calls strike 9,000,
Expires 12/21/11, Broker Citibank NA	252,080	(324,457)
Initial Reference Strike Price 8,775.8894,
one written put strike 7,345.4194, 1.45
calls strike 8,775.8894, Expires 12/19/12,
Broker Citibank NA	175,727	423,623
Total Over-the-Counter Structured Options
(Premiums Received — $1,286,241) — 0.1%		61,591,863
Investments Sold Short	Shares
Japan — 0.0%
Nissan Motor Co., Ltd.	2,369,680	(22,604,539)
Total Investments Sold Short
(Proceeds — $19,858,146) — 0.0%		(22,604,539)
Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
Advanced Micro Devices, Inc.,
Strike Price USD 10.00, Expires 1/21/12	30,276	(2,800,530)
Cephalon Inc., Strike Price USD 65.00,
Expires 1/21/12	2,235	(2,894,325)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	30,328	(2,236,557)
Strike Price USD 20.00, Expires 1/21/12	14,383	(2,016,812)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	10,455	(815,490)
Strike Price USD 15.00, Expires 1/21/12	6,456	(1,204,044)
EOG Resources, Inc., Strike Price USD 100.00,
Expires 1/21/12	2,617	(5,050,810)
Kraft Foods, Inc., Strike Price USD 35.00,
Expires 1/21/12	15,600	(1,521,000)
Marvell Technology Group Ltd.,
Strike Price USD 17.50, Expires 1/21/12	16,122	(1,636,383)
MasterCard, Inc. Class A, Strike Price USD 285.00,
Expires 10/22/11	1,012	(1,604,020)
Pulte Homes, Inc., Strike Price USD 10.00,
Expires 1/19/13	19,524	(2,440,500)
SM Energy Co.:
Strike Price USD 65.00, Expires 8/20/11	1,904	(2,370,480)
Strike Price USD 80.00, Expires 11/19/11	3,175	(1,873,250)
SanDisk Corp., Strike Price USD 46.00,
Expires 10/22/11	6,352	(4,462,280)
Sara Lee Corp., Strike Price USD 18.00,
Expires 7/16/11	45,727	(6,401,780)
Symantec Corp., Strike Price USD 17.50,
Expires 1/21/12	16,867	(5,566,110)
United Technologies Corp., Strike Price USD 80.00,
Expires 1/21/12	5,875	(6,844,375)
		(51,738,746)
Exchange-Traded Put Options — 0.0%
Broadcom Corp. Class A, Strike Price USD 35.00,
Expires 8/20/11	4,652	(1,167,652)

Options Written	Contracts	Value
Exchange-Traded Call Options — (0.1)% (concluded)
DJ EuroStoxx 50 Index, Strike Price USD 2540.25,
Expires 1/21/12	34,455	$ (3,345,951)
General Mills, Inc., Strike Price USD 34.00,
Expires 7/16/11	6,448	(77,376)
Google, Inc. Class A, Strike Price USD 560.00,
Expires 6/18/11	1,192	(2,968,080)
MasterCard, Inc. Class A, Strike Price USD 220.00,
Expires 10/22/11	1,012	(417,450)
SPDR Gold Trust:
Strike Price USD 120.00, Expires 9/30/11	17,000	(816,000)
Strike Price USD 105.00, Expires 1/21/12	11,500	(575,000)
Strike Price USD 127.00, Expires 11/19/11	4,724	(534,852)
Urban Outfitters, Inc., Strike Price USD 27.00,
Expires 9/01/11	9,628	(986,870)
Visa Inc., Strike Price USD 65.00,
Expires 6/18/11	10,656	(175,824)
		(11,065,055)
Over-the-Counter Call Options — 0.0%
Hutchinson Whampoa Ltd.:
Strike Price HKD 97.50, Expires 6/29/11,
Broker Citibank NA	2,163,000	(183,490)
Strike Price HKD 103.02, Expires 7/08/11,
Broker Citibank NA	2,088,900	(100,700)
Kraft Foods, Inc., Strike Price USD 34.00,
Expires 1/20/12, Broker Deutsche Bank AG	1,560,052	(2,021,562)
Urban Outfitters, Inc., Strike Price USD 34.00,
Expires 1/20/12, Broker Deutsche Bank AG	168,200	(435,905)
		(2,741,657)
Over-the-Counter Put Options — 0.0%
Beiersdorf AG:
Strike Price EUR 38.00, Expires 12/16/11,
Broker JPMorgan Chase Bank NA	451,315	(538,754)
Strike Price EUR 38.00, Expires 1/20/12,
Broker JPMorgan Chase Bank NA	257,895	(362,925)
DJ Euro Stoxx 50 Index, Strike Price
USD 2,761.62, Expires 9/16/11,
Broker JPMorgan Chase Bank NA	33,122	(2,747,773)
S&P 500 Index, Strike Price USD 988.57,
Expires 12/08/11, Broker Citibank NA	56,112	(545,139)
		(4,194,591)
	Par
	(000)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 3.15% and pay
a floating rate based on 3-month LIBOR,
expiring 4/30/13, Broker Morgan Stanley
Capital Services Inc.	JPY 19,904,958	(1,691,921)
Total Options Written
(Premiums Received — $75,169,480) — (0.1)%		(71,431,970)
Total Investments, Net of Structured Options, Investments
Sold Short and Outstanding Options Written — 100.2%		55,164,347,747
Liabilities in Excess of Other Assets — (0.2)%		(120,447,761)
Net Assets — 100.0%		$55,043,899,986

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,172,393,384
Gross unrealized appreciation	$10,010,037,294
Gross unrealized depreciation	(985,638,285)
Net unrealized appreciation	$ 9,024,399,009

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	19

Consolidated Schedule of Investments (continued)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Non-income producing security.
(c) Investments in companies whereby the Fund held 5% or more of the companies’ outstanding securities that are considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at			Shares Held at	Value at
	October 31,	Shares	Shares	April 30,	April 30,	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Loss	Income
American Commercial Lines, Inc.[1]	960,334	136,400	(1,096,734)	—	—	$(12,117,491)	—
ETFS Gold Trust	1,355,000	—	—	1,355,000	$210,377,300	—	—
ETFS Palladium Trust	462,500	—	—	462,500	36,514,375	—	—
ETFS Platinum Trust	390,600	—	—	390,600	72,600,822	—	—
RHJ International	4,032,724	47,800	—	4,080,524	33,906,153	—	—
RHJ International — ADR	899,200	—	—	899,200	7,471,691	—	—
The St. Joe Co.	1,239,329	7,347,020	(1,402,759)	7,183,590	187,635,371	(4,673,235)	—
Tianjin Development Holdings Ltd	80,974,643	2,641,800	—	83,616,443	62,937,030	—	—
1 No longer an affiliated company or held by the Fund as of report date.

(d) All or a portion of security has been pledged as collateral in connection with outstanding options written.
(e) Security, or a portion of security, is on loan.
(f) Security is perpetual in nature and has no stated maturity date.
(g) Convertible security.
(h) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i) Issuer filed for bankruptcy and/or is in default of interest payments.
(j) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k) Variable rate security. Rate shown is as of report date.
(l) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(m) All or a portion of security has been pledged as collateral in connection with swaps.
(n) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(o) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/	Shares/	Shares/	Shares/
	Beneficial	Beneficial	Beneficial	Beneficial	Value at
	Interest Held at	Interest	Interest	Interest Held at	April 30,	Realized
Affiliate	October 31, 2010 Purchased		Sold	April 30, 2011	2011	Gain	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	—	—	—	—	—	—	$ 4,297
BlackRock Liquidity Series, LLC Money Market Series	$111,225,250	— $(23,443,858)[1]		$87,781,392	$ 87,781,392	—	178,701
iShares Dow Jones U.S. Telecommunication
Sector Index Fund	793,729	$2,900	—	796,629	19,533,343	—	305,496
iShares MSCI Brazil (Free) Index Fund[2]	22,300	—	(22,300)	—	—	$ 625,537	56,456
iShares Gold Trust	— 11,907,767		—	11,907,767	181,831,602	—	—
iShares MSCI South Korea Index Fund	24,900	—	—	24,900	1,717,353	—	4,211
iShares Silver Trust	3,918,550	—	(845,300)	3,073,250	144,135,425	23,341,317	—
[1] Represents net shares sold.
[2]	No longer an affiliated company or held by the fund as of report date.

(p) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(q) Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(r) Represents the current yield as of report date.
(s) Security was purchased with the cash collateral from loaned securities.

See Notes to Consolidated Financial Statements.

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)

• Financial futures contracts sold as of April 30, 2011 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Depreciation
3,128	DJ Euro Stoxx 50 Index	Eurex	June 2011	$133,377,195	$ (3,158,626)
7,416	Russell 2000 EMINI	ICE	June 2011	$612,393,246	(28,274,994)
2,032	S&P 500 Index	Chicago Mercantile	June 2011	$675,542,490	(15,185,110)
Total					$ (46,618,730)

• Financial futures contracts purchased as of April 30, 2011 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation
72	CAC40 10 Euro	Matif (Paris)	May 2011	$ 4,168,479	$ 154,827
354	EMINI MSCI EAFE	Chicago Mercantile	June 2011	$ 28,834,960	2,975,480
103	FTSE 100 Index	NYSE LIFFE London	June 2011	$ 9,726,601	652,884
Total					$ 3,783,191

• Foreign currency exchange contracts as of April 30, 2011 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased			Currency Sold	Counterparty	Date	(Depreciation)
CHF	6,308,952	USD	7,234,207	Brown Brothers Harriman & Co.	5/02/2011	$ 59,379
JPY	12,127,099	USD	146,796	Brown Brothers Harriman & Co.	5/02/2011	2,711
KRW	6,771,716,294	USD	6,312,189	Brown Brothers Harriman & Co.	5/02/2011	6,774
TRY	754,328	USD	497,112	Brown Brothers Harriman & Co.	5/02/2011	(1,170)
USD	2,444,696	CHF	2,122,791	Brown Brothers Harriman & Co.	5/02/2011	(9,397)
USD	3,757,904	EUR	2,534,159	Credit Suisse International	5/02/2011	4,429
USD	488,531	JPY	39,864,116	Brown Brothers Harriman & Co.	5/02/2011	(2,927)
AUD	6,731,777	USD	7,374,594	Brown Brothers Harriman & Co.	5/03/2011	4,070
BRL	17,845,939	USD	11,352,379	Brown Brothers Harriman & Co.	5/03/2011	(8,659)
CAD	6,667,465	USD	6,999,008	Brown Brothers Harriman & Co.	5/03/2011	47,935
CHF	4,232,156	USD	4,879,466	Brown Brothers Harriman & Co.	5/03/2011	13,200
CZK	8,113,265	USD	498,572	Deutsche Bank AG	5/03/2011	(1,561)
EUR	17,105,225	USD	25,370,470	Brown Brothers Harriman & Co.	5/03/2011	(35,026)
HKD	76,226,584	USD	9,813,781	Brown Brothers Harriman & Co.	5/03/2011	1,327
IDR	5,561,054,970	USD	648,822	Brown Brothers Harriman & Co.	5/03/2011	87
KRW	9,395,722,429	USD	8,813,999	Brown Brothers Harriman & Co.	5/03/2011	(46,470)
NOK	5,556,679	USD	1,059,834	Brown Brothers Harriman & Co.	5/03/2011	(733)
USD	1,121,902	BRL	1,764,192	Brown Brothers Harriman & Co.	5/03/2011	499
USD	1,377,627	CHF	1,194,816	Brown Brothers Harriman & Co.	5/03/2011	(3,663)
USD	1,379,556	MYR	4,098,661	Brown Brothers Harriman & Co.	5/03/2011	(3,805)
HKD	249,585,098	USD	32,125,893	Brown Brothers Harriman & Co.	5/04/2011	11,991
KRW	41,497,820,000	USD	37,588,605	UBS AG	5/04/2011	1,119,727
KRW	102,035,230,000	USD	92,256,085	Deutsche Bank AG	5/04/2011	2,920,325
SGD	4,772,041	USD	3,900,926	Brown Brothers Harriman & Co.	5/04/2011	(2,381)
THB	56,464,149	USD	1,887,171	Brown Brothers Harriman & Co.	5/04/2011	3,792
USD	586,141	GBP	352,545	Brown Brothers Harriman & Co	5/04/2011	(2,694)
USD	38,638,566	KRW	41,497,820,000	UBS AG	5/04/2011	(69,766)
USD	95,093,411	KRW	102,035,230,000	Deutsche Bank AG	5/04/2011	(82,999)
CHF	150,403,322	USD	162,698,444	JPMorgan Chase Bank NA	5/05/2011	11,183,398
EUR	94,125,880	USD	133,398,962	UBS AG	5/05/2011	5,992,800
EUR	99,440,880	USD	140,880,381	Barclays Bank Plc	5/05/2011	6,382,407

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	21

Consolidated Schedule of Investments (continued)

• Foreign currency exchange contracts as of April 30, 2011 were as follows (concluded):

						Unrealized
					Settlement	Appreciation
Currency Purchased			Currency Sold	Counterparty	Date	(Depreciation)
GBP	6,688,139	USD	11,144,311	Deutsche Bank AG	5/05/2011	$ 26,364
USD	34,694,931	ZAR	234,423,243	Barclays Bank Plc	5/05/2011	(984,267)
EUR	66,037,650	USD	94,444,736	Barclays Bank Plc	5/06/2011	3,348,253
EUR	56,038,000	USD	80,302,454	Credit Suisse International	5/06/2011	2,682,382
JPY	12,282,626,476	USD	147,974,537	UBS AG	5/06/2011	3,451,951
JPY	23,246,218,247	USD	278,011,441	Deutsche Bank AG	5/06/2011	8,579,803
USD	66,346,000	JPY	5,570,738,128	UBS AG	5/06/2011	(2,332,903)
USD	50,553,200	JPY	4,270,329,323	Deutsche Bank AG	5/06/2011	(2,093,600)
USD	38,100,000	JPY	3,207,562,800	Credit Suisse International	5/06/2011	(1,444,471)
USD	10,587	JPY	862,137	Barclays Bank Plc	5/06/2011	(42)
JPY	146,301,441	USD	1,795,991	Morgan Stanley Co.	5/09/2011	7,712
JPY	4,116,677,500	USD	50,724,235	Credit Suisse International	5/09/2011	28,952
USD	2,869,493	JPY	233,748,862	Citigroup Global Markets	5/09/2011	(12,322)
CHF	148,164,526	USD	165,019,264	JPMorgan Chase Bank NA	5/12/2011	6,281,862
EUR	131,613,000	USD	190,128,140	UBS AG	5/12/2011	4,739,375
EUR	84,436,988	USD	121,969,229	Deutsche Bank AG	5/12/2011	3,049,014
CAD	102,719,361	USD	106,691,485	Deutsche Bank AG	5/13/2011	1,839,124
CAD	69,453,068	USD	72,153,034	Credit Suisse International	5/13/2011	1,229,273
CHF	104,986,657	EUR	79,944,760	Credit Suisse International	5/13/2011	3,018,041
CHF	124,015,861	EUR	94,399,090	UBS AG	5/13/2011	3,618,285
GBP	39,972,344	USD	65,035,003	Credit Suisse International	5/13/2011	1,720,436
NOK	600,302,980	USD	110,189,794	UBS AG	5/13/2011	4,137,099
NOK	566,685,180	USD	104,170,070	Deutsche Bank AG	5/13/2011	3,754,359
SGD	60,416,580	USD	46,900,000	JPMorgan Chase Bank NA	5/16/2011	2,457,356
TWD	1,388,005,500	USD	46,900,000	JPMorgan Chase Bank NA	5/16/2011	1,571,565
USD	48,119,449	TWD	1,388,005,500	JPMorgan Chase Bank NA	5/16/2011	(352,116)
CHF	169,663,590	EUR	132,128,520	UBS AG	5/19/2011	575,203
CHF	110,878,519	EUR	86,381,570	Credit Suisse International	5/19/2011	327,111
EUR	124,770,650	USD	178,358,396	Credit Suisse International	5/20/2011	6,335,469
EUR	84,453,841	USD	120,650,757	Deutsche Bank AG	5/20/2011	4,363,470
EUR	92,902,595	USD	132,756,879	UBS AG	5/20/2011	4,763,759
EUR	65,735,260	USD	96,114,810	JPMorgan Chase Bank NA	5/26/2011	1,174,009
EUR	103,652,580	USD	151,510,522	Credit Suisse International	5/26/2011	1,896,298
EUR	98,602,880	USD	144,340,319	JPMorgan Chase Bank NA	5/27/2011	1,588,668
EUR	66,167,439	USD	96,935,297	Deutsche Bank AG	5/27/2011	990,314
KRW	102,035,230,000	USD	94,987,181	Deutsche Bank AG	6/07/2011	(30,055)
KRW	41,497,820,000	USD	38,561,372	UBS AG	6/07/2011	57,777
USD	166,570,544	MXN	2,049,636,380	UBS AG	8/11/2011	(9,714,125)
USD	66,211,325	MXN	809,751,260	Credit Suisse International	9/08/2011	(3,222,708)
SGD	107,787,660	USD	85,100,000	JPMorgan Chase Bank NA	9/12/2011	2,970,320
USD	162,772,254	MYR	494,437,000	HSBC Securities USD	9/15/2011	(2,450,474)
USD	32,201,654	MXN	395,297,840	UBS AG	9/22/2011	(1,642,855)
USD	66,683,174	MXN	811,667,590	Credit Suisse International	9/22/2011	(2,809,972)
USD	27,570,222	MYR	83,976,139	HSBC Securities USA	9/28/2011	(464,936)
CNY	820,448,000	USD	128,000,000	Credit Suisse International	3/12/2012	1,536,513
CNY	170,384,309	USD	26,435,640	UBS AG	4/11/2012	549,863
Total						$ 82,598,734

See Notes to Consolidated Financial Statements.

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (continued)

• Total return swaps outstanding as of April 30, 2011 were as follows:

	Fund Pays/ Receives the Total				Notional
Reference	Return of the	Fixed Rate/		Expiration	Amount		Unrealized
Entity	Reference Entity	Floating Rate	Counterparty	Date		(000)	Appreciation
Return on the RTS Index Future			Credit Suisse
June 2011	Receives	Overnight MosPrime Rate	International	6/16/11	USD	7,656	$ 312,200
Return on the MSCI Daily Total
Return All Country World
(ex USA) USD Index	Receives	3-month LIBOR minus 0.08%	BNP Paribas SA	9/19/11	USD	116,435	$ 13,391,292
Return on the MSCI Daily Total
Return Net Emerging Markets
USD Index	Receives	3-month LIBOR minus 0.38%	BNP Paribas SA	1/12/12	USD	75,104	$ 302,553
Total							$ 14,006,045

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative finan-
cial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	23

Consolidated Schedule of Investments (continued)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

		Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks:
Argentina	$ 45,422,075	—	—	$ 45,422,075
Australia	—	$ 709,645,305	—	709,645,305
Austria	—	14,163,767	—	14,163,767
Belgium	41,377,844	—	—	41,377,844
Brazil	1,251,649,489	—	—	1,251,649,489
Canada	1,469,140,874	—	—	1,469,140,874
Chile	72,871,372	—	—	72,871,372
China	59,891,222	676,149,252	—	736,040,474
Czech Republic	—	43,849,808	—	43,849,808
Egypt	—	30,748,366	—	30,748,366
Finland	3,258,190	81,421,000	—	84,679,190
France	105,171,435	742,127,144	—	847,298,579
Germany	35,663,191	731,605,561	—	767,268,752
Hong Kong	—	355,892,825	—	355,892,825
India	—	441,702,747	—	441,702,747
Indonesia	—	73,936,595	—	73,936,595
Israel	100,315,388	—	—	100,315,388
Italy	—	274,556,678	—	274,556,678
Japan	—	3,375,853,993	—	3,375,853,993
Kazakhstan	81,845,775	—	—	81,845,775
Luxembourg	15,221,770	—	—	15,221,770
Malaysia	—	306,939,383	—	306,939,383
Mexico	91,092,524	—	—	91,092,524
Netherlands	72,704,098	127,544,682	—	200,248,780
Norway	—	109,910,372	—	109,910,372
Philippines	21,891,225	—	—	21,891,225
Poland	—	14,755,185	—	14,755,185
Portugal	—	6,464,103	—	6,464,103
Russia	703,888,714	53,414,704	—	757,303,418
Singapore	—	451,351,475	—	451,351,475
South Africa	119,322,145	28,783,414	—	148,105,559
South Korea	86,639,747	410,449,687	—	497,089,434
Spain	123,949,431	158,819,751	—	282,769,182
Switzerland	136,158,779	479,835,641	—	615,994,420
Taiwan	65,217,226	522,674,684	—	587,891,910
Thailand	175,461,615	—	—	175,461,615
Turkey	—	165,321,774		165,321,774
United Kingdom	370,960,266	1,122,703,966	—	1,493,664,232
United States	18,035,236,519	—	—	18,035,236,519
Asset-Backed Securities .	—	—	$ 5,530,000	5,530,000
Corporate Bonds	—	5,014,004,233	188,877,498	5,202,881,731
Floating Rate Loan
Interests	—	41,146,000	147,457,912	188,603,912
Foreign Agency
Obligations	—	4,092,465,650	—	4,092,465,650
Non—Agency
Mortgage-Backed
Securities	—	117,722,180	—	117,722,180
U.S. Treasury Obligations .	—	3,820,266,808	—	3,820,266,808
Investment Companies	2,106,024,877	—	—	2,106,024,877
Preferred Stocks	160,597,554	255,663,172	—	416,260,726
Trust Preferreds	113,589,829	—	—	113,589,829
Warrants	39,212,567	—	—	39,212,567
Short-Term Securities:
Foreign Agency
Obligations	—	513,185,221	—	513,185,221
Money Market Funds	—	87,781,392	—	87,781,392
Time Deposits	—	10,557,110	—	10,557,110
U.S. Treasury Obligations .	—	3,679,110,431	—	3,679,110,431
Liabilities:
Investments Sold Short	(22,604,539)	—	—	(22,604,539)
Total	$25,681,171,202	$ 29,142,524,059	$ 341,865,410	$55,165,560,671

See Notes to Consolidated Financial Statements.

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Schedule of Investments (concluded)

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange contracts	—	$ 110,424,831	—	$ 110,424,831
Equity contracts	$ 8,746,907	14,006,045	$ 71,127,812	93,880,764
Liabilities:
Foreign currency
exchange contracts	—	(27,826,097)	—	(27,826,097)
Equity contracts	(105,541,728)	(5,051,067)	(13,330,387)	(123,923,182)
Total	$ (96,794,821)	$ 91,553,712	$ 57,797,425	$ 52,556,316

1 Derivative financal instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

				Floating	Foreign
	Common	Asset-Backed	Corporate	Rate Loan	Government	Structured
	Stocks	Securities	Bonds	Interests	Obligations	Notes	Total
Assets:
Balance, as of October 31, 2010	$ 1,162,462	$ 2,528,000	$396,526,375	$ 35,598,402	$ 82,174,845	$ 3,068,397	$521,058,481
Accrued discounts/premiums	—	16,174	229,131	51,772	—	540	297,617
Net realized gain (loss)	—	—	3,634,413	122,610	—	692,599	4,449,622
Net change in unrealized
appreciation/depreciation[2]	(1,162,462)	2,985,826	(19,872,378)	4,219,104	—	24,857	(13,805,053)
Purchases	—	—	52,323,800	123,816,531	—	—	176,140,331
Sales	—	—	(105,940,325)	(16,350,507)	—	(3,786,393)	(126,077,225)
Transfers in3	—	—	55,876,614	—	—	—	55,876,614
Transfers out[3]	—	—	(193,900,132)	—	(82,174,845)	—	(276,074,977)
Balance, as of April 30, 2011	—	$ 5,530,000	$188,877,498	$147,457,912	—	—	$341,865,410
[2]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of Operations. The change in unrealized appreciation/
depreciation on securities still held at April 30, 2011 was $12,239,805.
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

		Equity
		Contract
	Assets	Liabilities	Total
Balance, as of October 31, 2010	$ 38,211,479	$ (5,251,203) $	32,960,276
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	12,042,541	6,845,016	18,887,557
Net change in unrealized
appreciation/depreciation[4]	25,732,863	4,936,687	30,669,550
Purchases	9,341,730	—	9,341,730
Issuances[5]	—	(15,174,150)	(15,174,150)
Sales	(14,200,801)	(4,686,737)	(18,887,538)
Settlements[6]	—	—	—
Transfers in7	—	—	—
Transfers out[7]	—	—	—
Total	$ 71,127,812	$(13,330,387) $ 57,797,425
[4]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statement of
Operations. The change in unrealized appreciation/depreciation on derivative financial instruments still held at April 30, 2011 was $42,386,786.
[5]	Issuances represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	25

Consolidated Statement of Assets and Liabilities
April 30, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned at value of $85,758,500) (cost — $45,024,119,144)	$54,150,350,536
Investments at value — affiliated (cost — $869,648,498)	1,046,441,857
Structured options at value (premiums received — $1,044,652)	67,464,345
Unrealized appreciation on foreign currency exchange contracts	110,424,831
Unrealized appreciation on swaps	14,006,045
Cash pledged as collateral for financial futures contracts	83,651,500
Foreign currency at value (cost — $68,887,749)	71,140,731
Cash held for securities sold short	1,771,627
Interest receivable	176,698,890
Capital shares sold receivable	173,890,835
Dividends receivable	94,445,775
Investments sold receivable	37,815,849
Options written receivable	1,795,985
Commitment fees receivable	74,512
Swaps premiums paid	4,715
Prepaid expenses	484,113
Other assets	9,565
Total assets	56,030,471,711
Liabilities
Collateral on securities loaned at value	87,781,392
Bank overdraft	7,109,702
Options written at value (premiums received — $75,169,480)	71,431,970
Investments sold short at value (proceeds — $19,858,146)	22,604,539
Structured options at value (premiums received — $241,589)	5,872,482
Unrealized depreciation on foreign currency exchange contracts	27,826,097
Investments purchased payable	561,044,244
Capital shares redeemed payable	133,909,720
Investment advisory fees payable	28,282,562
Service and distribution fees payable	18,274,863
Margin variation payable	5,968,678
Other affiliates payable	499,753
Swaps payable	51,682
Officer's and Directors' fees payable	28,068
Other accrued expenses payable	15,846,382
Other liabilities	39,591
Total liabilities	986,571,725
Net Assets	$55,043,899,986
Net Assets Consist of
Paid-in capital	$45,862,892,105
Distributions in excess of net investment income	(50,013,353)
Accumulated net realized loss	(198,382,645)
Net unrealized appreciation/depreciation	9,429,403,879
Net Assets	$55,043,899,986
Net Asset Value
Institutional — Based on net assets of $16,881,230,704 and 809,353,550 shares outstanding, 1 billion shares authorized, $0.10 par value	$ 20.86
Investor A — Based on net assets of $18,642,461,880 and 898,323,632 shares outstanding, 2 billion shares authorized, $0.10 par value	$ 20.75
Investor B — Based on net assets of $1,181,762,784 and 58,447,123 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$ 20.22
Investor C — Based on net assets of $17,207,944,268 and 889,813,160 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$ 19.34
Class R — Based on net assets of $1,130,500,350 and 56,305,659 shares outstanding, 2 billion shares authorized, $0.10 par value	$ 20.08

See Notes to Consolidated Financial Statements.

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Consolidated Statement of Operations
Six Months Ended April 30, 2011 (Unaudited)
Investment Income
Dividends — unaffiliated	$ 341,305,816
Interest	302,002,324
Foreign taxes withheld	(15,993,647)
Dividends — affiliated	370,460
Securities lending — affiliated	178,701
Total income	627,863,654
Expenses
Investment advisory	186,181,438
Service — Investor A	21,296,972
Service and distribution — Investor B	5,931,005
Service and distribution — Investor C	79,264,758
Service and distribution — Class R	2,600,220
Transfer agent — Institutional	4,761,277
Transfer agent — Investor A	7,469,925
Transfer agent — Investor B	954,226
Transfer agent — Investor C	7,411,220
Transfer agent — Class R	853,857
Custodian	3,999,278
Accounting services	2,732,125
Registration	726,844
Officer and Directors	395,132
Printing	367,047
Professional	322,979
Miscellaneous	499,828
Total expenses excluding stock loan fees and interest expense	325,768,131
Interest expense	50
Stock loan fees	849
Total expenses	325,769,030
Less fees waived by advisor	(20,056,354)
Total expenses after fees waived	305,712,676
Net investment income	322,150,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	195,101,032
Investments — affiliated	7,176,128
Financial futures contracts	57,483,820
Swaps	46,350,013
Investments sold short	(714,674)
Options written and structured options	15,888,319
Foreign currency transactions	123,052,422
444,337,060
Net change in unrealized appreciation/depreciation on:
Investments (including a $6,257,106 change in deferred foreign capital gain tax)	4,095,757,491
Financial futures contracts	(59,060,930)
Swaps	(12,306,079)
Investments sold short	(2,746,393)
Options written and structured options	61,010,883
Foreign currency transactions	93,512,840
4,176,167,812
Total realized and unrealized gain	4,620,504,872
Net Increase in Net Assets Resulting from Operations	$ 4,942,655,850

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	27

Consolidated Statements of Changes in Net Assets
	Six Months
	Ended
	April 30,	Year Ended
	2011	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 322,150,978	$ 525,235,040
Net realized gain	444,337,060	353,551,736
Net change in unrealized appreciation/depreciation	4,176,167,812	3,216,102,291
Net increase in net assets resulting from operations	4,942,655,850	4,094,889,067
Dividends to Shareholders From
Net investment income:
Institutional	(138,270,675)	(164,775,820)
Investor A	(141,862,943)	(211,936,902)
Investor B	(5,710,355)	(13,142,613)
Investor C	(89,714,289)	(129,233,293)
Class R	(7,442,666)	(9,316,878)
Decrease in net assets resulting from dividends to shareholders	(383,000,928)	(528,405,506)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	4,807,890,522	8,926,803,140
Redemption Fee
Redemption fee	424,381	1,003,153
Net Assets
Total increase in net assets	9,367,969,825	12,494,289,854
Beginning of period	45,675,930,161	33,181,640,307
End of period	$55,043,899,986	$45,675,930,161
Undistributed (distributions in excess of) net investment income	$ (50,013,353) $ 10,836,597

See Notes to Consolidated Financial Statements.

28	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Financial Highlights
			Institutional
Six Months
Ended
April 30,
	2011		Year Ended October 31,
	(Consolidated)	Consolidated
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 19.07	$ 17.42	$ 15.20	$ 21.30	$ 17.94	$ 17.36
Net investment income[1]	0.17	0.33	0.35	0.34	0.40	0.38
Net realized and unrealized gain (loss)[2]	1.81	1.65	2.61	(5.10)	3.60	2.34
Net increase (decrease) from investment operations	1.98	1.98	2.96	(4.76)	4.00	2.72
Dividends and distributions from:
Net investment income	(0.19)	(0.33)	(0.74)	(0.52)	(0.44)	(0.44)
Net realized gain	—	—	—	(0.82)	(0.20)	(1.70)
Total dividends and distributions	(0.19)	(0.33)	(0.74)	(1.34)	(0.64)	(2.14)
Net asset value, end of period	$ 20.86	$ 19.07	$ 17.42	$ 15.20	$ 21.30	$ 17.94
Total Investment Return[3]
Based on net asset value	10.49%[4]	11.54%	20.43%	(23.73)%	22.78%	16.65%[5]
Ratios to Average Net Assets
Total expenses	0.85%[6]	0.88%	0.91%	0.95%	0.88%	0.91%
Total expenses after fees waived and paid indirectly	0.77%[6]	0.81%	0.87%	0.86%	0.77%	0.82%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	0.77%[6,7]	0.81%	0.85%	0.80%	0.77%	0.82%
Net investment income	1.76%[6]	1.83%	2.26%	1.78%	2.08%	2.13%
Supplemental Data
Net assets, end of period (000)	$16,881,231	$12,894,088	$8,066,571	$5,091,181	$4,858,867	$3,506,452
Portfolio turnover	11%	29%	33%	34%	45%	40%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.
7 Excludes stock loan fees and interest expense, which had no impact to the ratio.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC. APRIL 30, 2011 29

Financial Highlights (continued)
			Investor A
Six Months
Ended
April 30,
	2011		Year Ended October 31,
	(Consolidated)	Consolidated
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 18.97	$ 17.34	$ 15.13	$ 21.22	$ 17.87	$ 17.30
Net investment income[1]	0.15	0.28	0.31	0.29	0.35	0.33
Net realized and unrealized gain (loss)[2]	1.80	1.64	2.60	(5.09)	3.60	2.33
Net increase (decrease) from investment operations	1.95	1.92	2.91	(4.80)	3.95	2.66
Dividends and distributions from:
Net investment income	(0.17)	(0.29)	(0.70)	(0.47)	(0.40)	(0.39)
Net realized gain	—	—	—	(0.82)	(0.20)	(1.70)
Total dividends and distributions	(0.17)	(0.29)	(0.70)	(1.29)	(0.60)	(2.09)
Net asset value, end of period	$ 20.75	$ 18.97	$ 17.34	$ 15.13	$ 21.22	$ 17.87
Total Investment Return[3]
Based on net asset value	10.34%[4]	11.20%	20.14%	(23.96)%	22.56%	16.32%[5]
Ratios to Average Net Assets
Total expenses	1.13%[6]	1.15%	1.18%	1.20%	1.15%	1.16%
Total expenses after fees waived and paid indirectly	1.05%[6]	1.08%	1.13%	1.12%	1.03%	1.07%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.05%[6,7]	1.08%	1.12%	1.06%	1.03%	1.07%
Net investment income	1.48%[6]	1.56%	2.00%	1.52%	1.82%	1.88%
Supplemental Data
Net assets, end of period (000)	$18,642,462 $15,724,095		$11,844,981	$8,387,965	$8,266,581	$5,833,059
Portfolio turnover	11%	29%	33%	34%	45%	40%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.
7 Excludes stock loan fees and interest expense, which had no impact to the ratio.

See Notes to Consolidated Financial Statements.

30	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Financial Highlights (continued)
			Investor B
Six Months
Ended
April 30,
	2011		Year Ended October 31,
	(Consolidated)	Consolidated
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 18.49	$ 16.91	$ 14.76	$ 20.72	$ 17.49	$ 16.94
Net investment income[1]	0.06	0.13	0.18	0.13	0.19	0.19
Net realized and unrealized gain (loss)[2]	1.76	1.61	2.53	(4.97)	3.51	2.29
Net increase (decrease) from investment operations	1.82	1.74	2.71	(4.84)	3.70	2.48
Dividends and distributions from:
Net investment income	(0.09)	(0.16)	(0.56)	(0.30)	(0.27)	(0.23)
Net realized gain	—	—	—	(0.82)	(0.20)	(1.70)
Total dividends and distributions	(0.09)	(0.16)	(0.56)	(1.12)	(0.47)	(1.93)
Net asset value, end of period	$ 20.22	$ 18.49	$ 16.91	$ 14.76	$ 20.72	$ 17.49
Total Investment Return[3]
Based on net asset value	9.88%[4]	10.35%	19.15%	(24.57)%	21.52%	15.49%[5]
Ratios to Average Net Assets
Total expenses	1.95%[6]	1.96%	2.00%	2.01%	1.95%	1.93%
Total expenses after fees waived and paid indirectly	1.87%[6]	1.89%	1.95%	1.92%	1.84%	1.83%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.87%[6,7]	1.89%	1.94%	1.86%	1.84%	1.83%
Net investment income	0.65%[6]	0.74%	1.17%	0.70%	1.03%	1.12%
Supplemental Data
Net assets, end of period (000)	$ 1,181,763	$1,209,744	$1,442,397	$1,514,668	$2,141,544	$2,020,699
Portfolio turnover	11%	29%	33%	34%	45%	40%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.
7 Excludes stock loan fees and interest expense, which had no impact to the ratio.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	31

Financial Highlights (continued)
			Investor C
Six Months
Ended
April 30,
	2011		Year Ended October 31,
	(Consolidated)	Consolidated
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 17.70	$ 16.21	$ 14.19	$ 19.99	$ 16.91	$ 16.47
Net investment income[1]	0.07	0.13	0.18	0.14	0.19	0.19
Net realized and unrealized gain (loss)[2]	1.68	1.54	2.43	(4.78)	3.39	2.21
Net increase (decrease) from investment operations	1.75	1.67	2.61	(4.64)	3.58	2.40
Dividends and distributions from:
Net investment income	(0.11)	(0.18)	(0.59)	(0.34)	(0.30)	(0.26)
Net realized gain	—	—	—	(0.82)	(0.20)	(1.70)
Total dividends and distributions	(0.11)	(0.18)	(0.59)	(1.16)	(0.50)	(1.96)
Net asset value, end of period	$ 19.34	$ 17.70	$ 16.21	$ 14.19	$ 19.99	$ 16.91
Total Investment Return[3]
Based on net asset value	9.91%[4]	10.37%	19.24%	(24.51)%	21.54%	15.45%[5]
Ratios to Average Net Assets
Total expenses	1.88%[6]	1.91%	1.94%	1.96%	1.92%	1.93%
Total expenses after fees waived and paid indirectly	1.80%[6]	1.84%	1.89%	1.88%	1.81%	1.83%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.80%[6,7]	1.84%	1.88%	1.81%	1.81%	1.83%
Net investment income	0.73%[6]	0.81%	1.23%	0.76%	1.05%	1.11%
Supplemental Data
Net assets, end of period (000)	$17,207,944 $14,921,531		$11,251,502	$8,157,355	$7,425,397	$4,585,172
Portfolio turnover	11%	29%	33%	34%	45%	40%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.
7 Excludes stock loan fees and interest expense, which had no impact to the ratio.

See Notes to Consolidated Financial Statements.

32	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Financial Highlights (concluded)
			Class R
Six Months
Ended
April 30,
	2011	Year Ended October 31,
	(Consolidated)	Consolidated
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 18.36	$ 16.80	$ 14.69	$ 20.65	$ 17.43	$ 16.93
Net investment income[1]	0.11	0.21	0.25	0.22	0.27	0.28
Net realized and unrealized gain (loss)[2]	1.75	1.59	2.51	(4.94)	3.51	2.28
Net increase (decrease) from investment operations	1.86	1.80	2.76	(4.72)	3.78	2.56
Dividends and distributions from:
Net investment income	(0.14)	(0.24)	(0.65)	(0.42)	(0.36)	(0.36)
Net realized gain	—	—	—	(0.82)	(0.20)	(1.70)
Total dividends and distributions	(0.14)	(0.24)	(0.65)	(1.24)	(0.56)	(2.06)
Net asset value, end of period	$ 20.08	$ 18.36	$ 16.80	$ 14.69	$ 20.65	$ 17.43
Total Investment Return[3]
Based on net asset value	10.20%[4]	10.83%	19.67%	(24.21)%	22.14%	16.02%[5]
Ratios to Average Net Assets
Total expenses	1.45%[6]	1.49%	1.54%	1.55%	1.47%	1.41%
Total expenses after fees waived and paid indirectly	1.37%[6]	1.42%	1.49%	1.46%	1.36%	1.32%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.37%[6,7]	1.42%	1.48%	1.40%	1.36%	1.32%
Net investment income	1.16%[6]	1.22%	1.65%	1.18%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000)	$ 1,130,500	$ 926,471	$576,189	$371,196	$306,367	$148,232
Portfolio turnover	11%	29%	33%	34%	45%	40%

Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.
7 Excludes stock loan fees and interest expense, which had no impact to the ratio.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	33

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s consolidated finan-
cial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automati-
cally convert to Investor A Shares after approximately eight years.
Investor B Shares are only available through exchanges, dividend rein-
vestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial state-
ments include the accounts of BlackRock Cayman Global Allocation
Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and still satisfy Regulated Investment Company (“RIC”) tax requirements.
The Fund may invest up to 25% of its total assets in the Subsidiary.
Intercompany accounts and transactions have been eliminated. The
Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly trans-
action between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of
Directors (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”)
are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recog-
nized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing serv-
ices. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service.
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in compa-
rable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-
backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are val-
ued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments.

The Fund values its investments in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its invest-
ments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money
Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates deter-
mined as of the close of business on the New York Stock Exchange
(“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of

34	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

business on the NYSE. Interpolated values are derived when the settle-
ment date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length trans-
action. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.
The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-
traded equity securities and foreign exchange-traded and OTC options
(the “Systematic Fair Value Price”). Using current market factors, the
Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the
NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the oppo-
site effect occurs if the US dollar falls in relative value.

The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for finan-
cial reporting purposes, whereas such components are treated as ordi-
nary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a num-
ber of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major dif-
ference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepay-
ment feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instru-
mentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mort-
gage-related securities issued by Freddie Mac and Fannie Mae, including
Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through
Certificates, which are solely the obligations of Freddie Mac and Fannie
Mae, are not backed by or entitled to the full faith and credit of the
United States and are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the inter est payable on these securities (calculated with respect to
a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	35

Notes to Consolidated Financial Statements (continued)

(as adjusted for inflation) is guaranteed in the case of US Treasury infla-
tion-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Capital Trusts: The Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated busi-
ness trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax pur-
poses. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteris-
tics. Unlike interest payments on debt securities, preferred stock divi-
dends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institu-
tions, and privately and publicly offered corporations (the “lender”).
Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly levered. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan inter-
ests may include fully funded term loans or revolving lines of credit.
Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR
(London Inter Bank Offered Rate), the prime rate offered by one or more
US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be invest-
ments in debt securities for purposes of its investment policies.

When the Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee.
On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Fund earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Consolidated Statement of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan inter-
est by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing
Participations, the Fund generally will have no right to enforce compli-
ance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation.
The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

36	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability.
The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends or interest received on the security sold short, which is shown as dividend or interest expense in the
Consolidated Statement of Operations. The Fund may pay a fee on the
assets borrowed from the counterparty, which is shown as stock loan fees in the Consolidated Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-
dealer as collateral for the short sales. The Fund may receive interest on its cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.
There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps, short sales, structured options and options written), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund is informed of the ex-dividend date.

Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notifica-
tion from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securi-
ties, is recognized on the accrual basis. Income and realized and unreal-
ized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Consolidated Statement of Operations.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the
Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent.
During the term of the loan, the Fund earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Fund accepted only cash collateral in connection with securities loaned.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	37

Notes to Consolidated Financial Statements (continued)

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2010. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrange-
ment with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accu-
mulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risk (inflation risk). These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Fund bears the risk of loss in the amount of the premi-
ums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Fund do not give rise to counter-
party credit risk, as options written obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master
Agreement”) implemented between the Fund and each of its respective counterparties. The ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collat-
eral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized con-
tractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for
information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with coun-
terparties that it believes have the financial resources to honor their obli-
gations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates
(interest rate risk), changes in the value of equity securities (equity risk)
or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and the counter-
party to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by pay-
ment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either spe-
cific transactions or portfolio instruments or to obtain exposure to for-
eign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies, in which some of the investments held by the
Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or

38	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option pur-
chased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to
(or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the under-
lying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement
(interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the
Fund purchasing or selling a security at a price different from the current market value.

The Fund invests in structured options to increase or decrease its expo-
sure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options which are priced as a single security. European-
Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used.
Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price.
One type of structure involves the combination of selling a put while buy-
ing a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the coun-
terparty, depending on the value of the underlying index at exercise.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the
Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (deprecia-
tion). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of)
the closing transaction and the Fund’s basis in the contract, if any.
Generally, the basis of the contracts is the premium received or paid.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the
Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Total return swaps — The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity)
(equity risk and/or interest rate risk). Total return swaps are agree-
ments in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	39

Notes to Consolidated Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign		Unrealized depreciation on foreign
	currency exchange contracts	$110,424,831	currency exchange contracts	$ 27,826,097
Equity contracts	Net unrealized appreciation/
	depreciation*; Unrealized		Net unrealized appreciation/depreciation*;
	appreciation on swaps; Investments		Unrealized depreciation on swaps;
	at value — unaffiliated** Structured		Options written at value;
	options at value	93,880,764	Structured options at value	123,923,182
Total		$204,305,595		$151,749,279
* Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.
** Includes options purchased at value as reported in the Schedule of Investments.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations
Six Months Ended April 30, 2011

Net Realized Gain from

	Financial			Foreign Currency
	Futures			Exchange
	Contracts	Swaps	Options***	Contracts
Foreign currency exchange contracts	—	—	—	$ 119,842,140
Equity contracts	$ 57,483,820	$ 46,350,013	$ 34,626,502	—
Total	$ 57,483,820	$ 46,350,013	$ 34,626,502	$ 119,842,140

Net Change in Unrealized Appreciation/Depreciation on

	Financial			Foreign Currency
	Futures			Exchange
	Contracts	Swaps	Options***	Contracts
Foreign currency exchange contracts	—	—	—	$ 89,695,744
Equity contracts	$ (59,060,930)	$ (12,306,079)	$ 34,314,582	—
Total	$ (59,060,930)	$ (12,306,079)	$ 34,314,582	$ 89,695,744
***Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	5,379
Average number of contracts sold	6,288
Average notional value of contracts purchased	$ 471,725,077
Average notional value of contracts sold	$ 710,656,465
Foreign currency exchange contracts:
Average number of contracts-US dollars purchased	23
Average number of contracts-US dollars sold	51
Average US dollar amounts purchased	$1,121,850,750
Average US dollar amounts sold	$3,765,101,526
Options:
Average number of option contracts purchased	154,556,590
Average number of option contracts written	5,144,313
Average notional value of option contracts purchased	$ 193,827,780
Average notional value of option contracts written	$ 995,565,474
Average number of swaption contracts written	1
Average notional value of swaption contracts written	$ 122,582,572
Structured options:
Average number of units	3,999,381
Average notional value	$ 1,003,573
Total return swaps:
Average number of contracts	4
Average notional value	$ 262,373,121

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

As of April 30, 2011, The PNC Financial Services Group, Inc.
(“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank
PLC (“Barclays”) were the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate of the
Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary person-
nel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager voluntarily agreed to waive a portion of its fees payable by the Fund, which is shown as fees waived by advisor in the Consolidated

40	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

Statement of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

In excess of $10 billion, but not exceeding $15 billion	0.69%
In excess of $15 billion, but not exceeding $20 billion	0.68%
In excess of $20 billion, but not exceeding $25 billion	0.67%
In excess of $25 billion, but not exceeding $30 billion	0.65%
In excess of $30 billion, but not exceeding $40 billion	0.63%
In excess of $40 billion	0.62%

For the six months ended April 30, 2011, the Manager waived
$20,055,101, which is included in fees waived by advisor in the
Consolidated Statement of Operations. This voluntary waiver may be reduced or discontinued at any time without notice.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s invest-
ment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Consolidated Statement of
Operations. For the six months ended April 30, 2011, the amount waived was $1,253.

BlackRock provides investment management and other services to the
Subsidiary. BlackRock does not receive separate compensation from the
Subsidiary for providing it with investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s assets, including the assets in the Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management LLC (“BIM”) and BlackRock International
Limited (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended April 30, 2011, the Fund reimbursed the
Manager $418,649 for certain accounting services, which are included in accounting services in the Consolidated Statement of Operations.

The Fund entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in
accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $2,612,897. For the six months ended April 30, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and
Investor C Shares:

Investor B	$ 734,932
Investor C	1,043,648

Furthermore, affiliates received contingent deferred sale charges of
$169,902 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended April 30, 2011, the Fund reim-
bursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	$ 20,324
Investor A	88,068
Investor B	8,253
Investor C	88,029
Class R	1,898

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the
Manager or in registered money market funds advised by the Manager or

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	41

Notes to Consolidated Financial Statements (continued)

its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Consolidated Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by
BIM is disclosed in the Consolidated Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the Consolidated Statement of
Operations. For the six months ended April 30, 2011, BIM received
$56,864 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns and excluding short-term securities and US government securities for the six months ended April 30, 2011, were $10,080,029,445 and $4,074,022,003, respectively.

Purchases and sales of US government securities for the six months ended April 30, 2011, were $612,490,636 and $691,985,251,
respectively.

Transactions in options written for the six months ended April 30, 2011, were as follows:

		Calls
		Premiums
	Contracts	Received
Outstanding options,
beginning of period	87,395	$ 23,565,002
Options written	6,210,999	47,730,872
Options closed	(62,561)	(11,177,882)
Options expired	(6,185)	(3,898,768)
Options exercised	(20,588)	(10,050,077)
Outstanding options, end of period	6,209,060	$ 46,169,147

		Puts
		Premiums
	Contracts	Received
Outstanding options,
beginning of period	122,341	$ 9,660,000
Options written	1,610,560	28,563,332
Options closed	(745,061)	(5,094,540)
Options expired	(65,032)	(4,004,020)
Options exercised	(3,192)	(124,439)
Outstanding options, end of period	919,616	$ 29,000,333

As of April 30, 2011, the value of portfolio securities subject to covered call options written was $649,690,731.

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective
November 2009, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commit-
ment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b)
the Fed Funds rate plus 1.25% per annum on amounts borrowed.
In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31,
2009. Effective November 2010, the credit agreement was renewed until
November 2011 with the following terms: a commitment fee of 0.08%
per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the
Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the six months ended
April 30, 2011.

6. Capital Loss Carryforwards:

As of October 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires October 31,
2017	$ 431,166,960
Total	$ 431,166,960

Under the recently enacted Regulated Investment Company
Modernization Act of 2010, capital losses incurred by the Fund after
October 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all its obli-
gations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting

42 BLACKROCK GLOBAL ALLOCATION FUND, INC. APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s
Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the
Consolidated Schedule of Investments for concentrations in
specific countries.

As of April 30, 2011, the Fund had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Oil, Gas & Consumable Fuels	12%
Metals & Mining	8
Pharmaceuticals	4
Diversified Financial Services	4
Other*	72
* Consists of Asset-Backed Securities, US Treasury Obligations and Foreign
Government Obligations (16%), all other industries less than 4% of long-term investments (56%).

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	198,935,197	$ 3,920,877,438	335,301,139	$ 6,059,409,369
Shares issued to shareholders in reinvestment of dividends	6,324,537	121,300,364	8,024,220	142,624,118
Total issued	205,259,734	4,042,177,802	343,325,359	6,202,033,487
Shares redeemed	(72,161,871)	(1,423,714,936)	(130,061,599)	(2,348,729,399)
Net increase	133,097,863	$ 2,618,462,866	213,263,760	$ 3,853,304,088
Investor A
Shares sold and automatic conversion of shares	140,958,626	$ 2,771,130,312	289,138,749	$ 5,196,177,722
Shares issued to shareholders in reinvestment of dividends	6,792,212	129,730,502	10,727,773	190,009,988
Total issued	147,750,838	2,900,860,814	299,866,522	5,386,187,710
Shares redeemed	(78,221,548)	(1,538,282,853)	(154,121,906)	(2,751,691,644)
Net increase	69,529,290	$ 1,362,577,961	145,744,616	$ 2,634,496,066
Investor B
Shares sold	1,248,374	$ 23,927,777	3,136,987	$ 54,956,188
Shares issued to shareholders in reinvestment of dividends	268,834	5,019,092	666,217	11,558,821
Total issued	1,517,208	28,946,869	3,803,204	66,515,009
Shares redeemed and automatic conversion of shares	(8,504,360)	(162,978,482)	(23,647,861)	(414,372,944)
Net decrease	(6,987,152)	$ (134,031,613)	(19,844,657)	$ (347,857,935)
Investor C
Shares sold	112,578,710	$ 2,064,933,367	257,041,467	$ 4,315,097,420
Shares issued to shareholders in reinvestment of dividends	4,566,555	81,511,642	7,044,851	116,943,121
Total issued	117,145,265	2,146,445,009	264,086,318	4,432,040,541
Shares redeemed	(70,568,373)	(1,294,628,912)	(115,129,271)	(1,925,938,432)
Net increase	46,576,892	$ 851,816,097	148,957,047	$ 2,506,102,109

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	43

Notes to Consolidated Financial Statements (concluded)

Transactions in capital shares for each class were as follows (concluded):

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010
	Shares	Amount	Shares	Amount
Class R
Shares sold	15,447,147	$ 293,640,264	26,798,975	$ 465,705,311
Shares issued to shareholders in reinvestment of dividends	401,801	7,433,319	541,846	9,306,818
Total issued	15,848,948	301,073,583	27,340,821	475,012,129
Shares redeemed	(9,994,951)	(192,008,372)	(11,178,075)	(194,253,317)
Net increase	5,853,997	$ 109,065,211	16,162,746	$ 280,758,812

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as credit to paid-in capital. Effective April 1,
2011, the redemption fee was terminated and is no longer charged by the Fund.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44 BLACKROCK GLOBAL ALLOCATION FUND, INC. APRIL 30, 2011

Officers and Directors

Robert M. Hernandez, Chair of the Board and Director
Fred G. Weiss, Vice Chair of the Board and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Fund.

Effective December 31, 2010, Richard R. West retired as a Director of the Fund. The Board wishes Mr. West well in his retirement.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	45

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800)
SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

46	BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio		BlackRock Russell 1000 Index Fund
BlackRock Capital Appreciation Fund	BlackRock India Fund		BlackRock Science & Technology
BlackRock China Fund	BlackRock International Fund		Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Dividend Income Portfolio	BlackRock Large Cap Value Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Latin America Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Opportunities Portfolio
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock Floating Rate Income Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock GNMA Portfolio	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Municipal Fund		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	APRIL 30, 2011	47

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless

accompanied or preceded by the Fund’s current prospec-

tus. Past performance results shown in this report should

not be considered a representation of future performance.

Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less

than their original cost. Statements and other information

herein are as dated and are subject to change. Please see

the Fund’s prospectus for a description of risks associated

with global investments.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: July 5, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: July 5, 2011